As filed with the Securities and Exchange Commission on October 31, 2007

Registration Nos. 333-36796, 811-09941

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933     [X]

Post-Effective Amendment No. 14

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

Amendment No. 15

AMBASSADOR FUNDS

(Exact Name of Registrant as Specified in Charter)

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

(Address of Principal Executive Office, Including Zip Code)

(313) 961-3111

(Registrant’s Telephone Number, Including Area Code)

Brian T. Jeffries, President

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

(Name and Address of Agent for Service)

Copy to:

Paul R. Rentenbach

Dykema Gossett PLLC

400 Renaissance Center

Detroit, Michigan 48243

FAX: 313-568-6915

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[X]

Immediately upon filing pursuant to Rule 485(b), or

[   ]

On ________, 200_, pursuant to Rule 485(b)

[   ]

60 days after filing pursuant to Rule 485(a)(1), or

[   ]

On ________, 200_, pursuant to Rule 485(a)(1), or

[   ]

75 days after filing pursuant to Rule 485(a)(2), or

[   ]

On ________, 200_, pursuant to Rule 485(a)(2).

If appropriate, check this box:

[   ]

This post-effective amendment designates a new effective date for a previously-filed post effective amendment

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PROSPECTUS

October 31, 2007

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Ambassador Money Market Fund

Institutional Shares

Investor Shares

Ambassador Money Market Fund is one of a series of mutual funds advised by professional portfolio managers at Ambassador Capital Management, L.L.C., Detroit, Michigan.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the adequacy or accuracy of the information contained in this Prospectus. It is a criminal offense to state otherwise.

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Page

Fund Summary

  3

Investment Objective

  3

Principal Investment Strategies

  3

Principal Risks

  3

Risk/Return Information

  4

Fees and Expenses

  5

Shareholder Fees, Institutional Shares and Investor Shares

  5

Annual Fund Operating Expenses

  5

Expense Examples

  5

Financial Highlights for Institutional Shares

  6

More About the Fund

  6

Principal Investment Strategies and Risks

  7

Other Investment Strategies and Risks

  7

Organization of the Fund

  7

Management of the Fund

  8

Ambassador Capital Management, L.L.C.

  8

Portfolio Managers

  8

Investing in the Fund

  9

What Shares Cost

  9

About Purchases

  9

How to Buy Shares

10

Redeeming Fund Shares

12

About Redemptions

12

Redemption of Accounts with Balances Under Account Minimums

12

How to Redeem Shares

13

Dividends and Distributions

13

Tax Consequences

14

Other Information

14

Disclosure of Portfolio Holdings Policies and Procedures

14

Summary of Business Continuity Plan

14

Notice of Privacy Policy and Practices

15

Collection of Customer Information

15

Disclosure of Customer Information

15

Security of Customer Information

15

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2

FUND SUMMARY

This Fund Summary briefly describes the investment objectives and principal investment strategies of the Ambassador Money Market Fund and the principal risks of investing in the Fund.  For further information on the Fund’s principal and other investment strategies and risks, please read the section entitled “More About The Fund.”

Investment Objective

The Money Market Fund’s objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

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The Money Market Fund’s investment adviser invests substantially all of the Fund’s assets in:

•

obligations of the United States government, its agencies and instrumentalities;

•

commercial paper rated prime at the time of purchase and maturing not more than 270 days after the date of purchase

•

certificates of deposit issued by banks, thrift institutions, savings banks or credit unions that maintain a principal or branch office in the State of Michigan; and

•

repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

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The Money Market Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Risks

The Money Market Fund seeks to preserve the value of your investment at $1.00 per share.  The principal risks of investing in the Fund are:

•

Credit (or Default) Risk:  An issuer of a security may default on its payment obligations.  Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security.  A change in the quality rating of a security can affect the security’s liquidity and make it more difficult for the Fund to sell.

•

Prepayment Risk:  As interest rates fall, mortgage-backed securities tend to mature earlier than expected as a result of an increase in mortgage refinancing or prepayment, sometimes resulting in a loss on the investment.

•

Management risk:  The Fund is an actively managed portfolio, which means the portfolio managers will apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Further information about the Fund’s principal investment strategies and risks is provided below under “More About the Fund.”

3

RISK/RETURN INFORMATION

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The performance information set forth below shows summary performance information for Institutional Shares of the Ambassador Money Market Fund.  The Fund has not issued any Investor Shares.  The bar chart and table give some indication of the risk of an investment in the Fund.  The bar chart shows you how much an investment in the Fund has changed over each calendar year, assuming all dividends and capital gains are reinvested.  These returns differ from the total returns shown in the Fund’s Financial Highlights, which are based on fiscal year (August 1 to July 31) results.  The table showing Average Annual Total Returns compares the Fund’s performance over varying periods ending at the most recently-completed calendar year.  The current yield for the Fund for the seven-day period ended December 31, 2006 was 5.08%.  You may call the Adviser at (800) 992-0444 for the Fund’s current yield.  Past performance is not necessarily an indication of how the Fund will perform in the future.

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Calendar Year Total Returns (for periods ended December 31)

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6.00%
5.00%
4.00%
3.00%
2.00%
1.00%
0.00%
3.59%
1.38%
0.82%
1.08%
2.99%
4.83%
2001
2002
2003
2004
2005
2006

_____

Note:  The Fund has a fiscal year that ends on July 31.  Total return (not annualized) for the period from January 1 through September 30, 2007, was 3.89%.

Average Annual Total Returns (for periods ended December 31, 2006)

Since

Inception

1 Year

3 Years

5 Years

(8/1/2000)

Ambassador Money Market Fund

    (Institutional Shares )

4.83%

2.95%

2.21%

2.68%

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4

FEES AND EXPENSES

Ambassador Funds will offer Institutional Shares in the Money Market Fund on a no-load basis, without any front-end or back-end sales commission, without any 12b-1 plan charges, and without any redemption fee.  Ambassador Funds will offer Investor Shares in the Money Market Fund to broker dealers, banks, retirement plan sponsors, other financial intermediaries and financial planners also on a no-load basis, without any front-end or back-end sales commission or any redemption fee, but the Investor Shares will pay a distribution and service fee, pursuant to a Distribution Plan adopted pursuant to Rule 12b-1, in an amount not to exceed 0.25% of the average daily net assets of the Investor Shares outstanding.  Because these fees are paid out of the Investor Shares’ assets on an ongoing basis, they will increase your expense ratio any may, over time, cost you more than other types of sales charges.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.  Please note that the following information does not include fees that financial institutions offering shares of the Fund may charge for services they provide to you.

Shareholder Fees, Institutional Shares and Investor Shares

(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases

None

Maximum deferred sales charge (load)

None

Maximum sales charge (load) imposed on reinvested dividends

None

Redemption fee

None

Exchange fee

None

Maximum account fee

None

Annual Fund Operating Expenses

(expenses paid from Fund assets, as a percentage of net assets)

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Total

Management

Distribution

   Other

Operating

       Fees

(12b-1) Fees

Expenses(1)

 Expenses

Money Market Fund

Institutional Shares

0.20%

0.00%

0.12%

0.32%

Investor Shares

0.20%

0.25%

0.12%

0.57%

________

(1)  Other Expenses are based on actual expenses for the year ended July 31, 2007.

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Expense Examples

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This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Money Market Fund

Institutional Shares

$33

$102

$179

$405

Investor Shares

58

183

318

716

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5

FINANCIAL HIGHLIGHTS FOR INSTITUTIONAL SHARES

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The Fund has not issued any Investor Shares.  The financial highlights table is intended to help you understand the financial performance of the Fund’s Institutional Shares for the past five fiscal years.  Certain information reflects financial results for a single institutional share in the Fund.  The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP for the fiscal years ended July 31, 2007, 2006, 2005 and 2004, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report to shareholders, which is available upon request.  Information for the fiscal year ended July 31, 2003, was audited by another registered independent public accounting firm.

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For an Institutional Share of beneficial interest outstanding throughout the year indicated:

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For the Fiscal Year Ended July 31,

	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Investment activities:
Net investment income	0.051	0.040	0.022	0.008	0.010
Net realized gain/loss from investment transactions	0.000(1)	0.000(1)	0.000(1)	0.000(1)	0.000(1)
Distribution from net investment income	(0.051)	(0.040)	(0.022)	(0.008)	(0.010)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000
Total return	5.17%	4.16%	2.11%	0.78%	1.03%

Ratios/supplemental data:
Net assets, end of period (000’s)	$356,127	$233,153	$310,381	$243,751	$382,524
Ratio of expenses to average net assets	0.32%	0.34%	0.33%	0.34%	0.41%
Ratio of net investment income to average net assets	5.05%	4.02%	2.20%	0.78%	1.00%

(1)

Amount less than $0.0005 per share.

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MORE ABOUT THE FUND

The Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares.  Unless otherwise noted, the investment policies of the Fund are not fundamental and the Fund’s Board of Trustees may change them without shareholder approval.

The following supplements the discussion of the Fund’s principal investment strategies and risks contained in the Fund Summary.  In addition to the principal investment strategies and risks described in this Prospectus, the Fund may use other strategies and is subject to further restrictions and risks which are described in the Statement of Additional Information.

6

Principal Investment Strategies and Risks

Commercial Paper.  Commercial paper is a form of short-term (no more than 270-day maturity), usually fixed-rate, corporate debt represented by unsecured promissory notes of the issuing company.  The commercial paper in which the Fund may invest will be rated at the time of investment within the two highest rating categories assigned by at least two Nationally Recognized Statistical Rating Organizations (e.g., Moody’s Investors Service, Inc. and Standard and Poor’s Ratings Group).

Money Market Instruments.  Money market instruments include, without limitation,  certificates of deposit, demand and time deposits and bankers’ acceptances.  Although many of these instruments are issued by financial institutions such as banks, they are not necessarily guaranteed by those organizations. The Fund may also invest in money market mutual funds whose investments are permissible for direct investment by the Fund.  These funds will assess fees in addition to the fees charged by the Ambassador Funds.

Repurchase Agreements.  The Fund may buy securities from financial institutions with the understanding that the seller will buy them back with interest at a later specified date.  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold.  During the term of the repurchase agreement, the seller is obligated to maintain collateral of at least 100% of such value.  If the seller is unable to honor its commitment to repurchase the securities, the purchasing Fund could lose money.

Other Investment Strategies and Risks

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments.  A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued.  A “delayed delivery” or “forward commitment” transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered.  These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending.  In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions.  All portfolio securities loans are secured continuously by collateral in the form of cash, high quality money market instruments adjusted daily to have a market value at least equal to the current market value of the securities loaned.  These transactions involve the risk of delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.

ORGANIZATION OF THE FUND

The Money Market Fund is a series of Ambassador Funds, a Delaware statutory trust.  As of the date of this Prospectus, the Fund offers two classes of shares – Investor Shares and Institutional Shares, which are identical except as to services offered to and borne by each class.  Institutional Shares are offered to the public without any sales charge, load or 12b-1 fees.  Investor Shares bear certain costs pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940.

7

The Distribution Plan provides that Investor Shares of the Fund may pay distribution expenses for Investor Shares of up to 0.25% each year of the Fund’s average net assets represented by Investor Shares.  Because these fees are paid out of the Fund’s assets attributable to Investor Shares on an ongoing basis, over time these fees will increase the cost of your investment in Investor Shares and may cost you more than paying other types of sales charges. Payments pursuant to the Distribution Plan may be made only to reimburse expenses incurred in connection with distribution and marketing of Investor Shares during a rolling 12-month period, subject to the annual limitation.

MANAGEMENT OF THE FUND

The Board of Trustees is responsible for generally overseeing the conduct of the Money Market Fund’s business. Ambassador Capital Management, L.L.C. (“the “Adviser”), whose address is 500 Griswold Street, Suite 2800, Detroit, Michigan 48226, serves as investment adviser to the Fund pursuant to an investment advisory agreement. According to the terms of the investment advisory agreement, the Fund will pay to the Adviser an annual fee of 0.20% of its average daily net assets.

Subject to the supervision of the Board of Trustees, the Adviser provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

Ambassador Capital Management, L.L.C.

The Adviser is an independent investment advisory firm registered with the Securities and Exchange Commission. The Adviser was established in 1998 by President and Chief Executive Officer Brian T. Jeffries, formerly a partner and portfolio manager with Munder Capital Management, Inc. from 1994 until 1998, where he was responsible for the management of fixed-income portfolios exceeding $1 billion in assets.

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The Adviser specializes in the management of fixed income and cash portfolios for public and private sector clients, including retirement plans, municipalities, corporations, endowments and foundations.  As of September 30, 2007, the Adviser had approximately $695 million in assets under management, including the assets of the Money Market Fund.

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Portfolio Managers

Gregory A. Prost, CFA, Chief Investment Officer since 2000, oversees the Adviser’s fixed income research and directs its fixed income strategy.  Prior to joining the Adviser, Mr. Prost was a partner and senior portfolio manager at Munder Capital Management from 1995 until 2000, where he was responsible for managing fixed income portfolios.  Mr. Prost is a Chartered Financial Analyst.  He earned a B.A. from Kalamazoo College and an M.B.A. from Western Michigan University.

Kathryn J. Nurre, Vice President and Senior Portfolio Manager, has been the portfolio manager of Ambassador Capital Management, L.L.C. since 1998.  Ms. Nurre has over 15 years experience in the capital markets.  Prior to joining the Adviser, Ms. Nurre was director of short-term investments at Cranbrook Capital Management, Inc. (the investment management subsidiary of First of Michigan Corporation) from 1995 until 1998, where she was responsible for the management of over $500 million in client assets.  Ms. Nurre earned a B.A. from the University of Cincinnati.

8

Derek H. Oglesby, CFA, Portfolio Manager, has been the quantitative specialist and mortgage-backed security analyst for Ambassador Capital Management, L.L.C. since 2000.  Mr. Oglesby has over 7 years experience in the fixed income markets.  Prior to joining the Adviser, Mr. Oglesby was a fixed income portfolio analyst with Conning Asset Management Co.  Mr. Oglesby earned a B.S. in Mathematics from Central Missouri State University and an M.B.A. from Michigan State University.

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Talmadge D. Gunn, Senior Vice President and Senior Portfolio Manager, has been mortgage-backed securities specialist and responsible for managing long-term portfolios for Ambassador Capital Management, L.L.C. since 2006.  Mr. Gunn has over 23 years experience in the fixed income markets.  Prior to joining the Adviser, Mr. Gunn was a shareholder and Senior Portfolio Manager with Munder Capital Management, Inc. from 1993 until 2006.  From 1983 until 1993, Mr. Gunn was Assistant Vice President and Senior Trader at Comerica Bank.  Mr. Gunn earned a B.A. from the University of Michigan and an M.B.A from the University of Detroit.,

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Additional information about the compensation of members of the portfolio management team, other accounts managed by these individuals, and their ownership of securities in the Fund is available in the Fund’s Statement of Additional Information.

INVESTING IN THE FUND

You may purchase shares of the Fund on any day that the New York Stock Exchange is open for regular trading.  Please consult with your legal counsel to ensure that the Ambassador Funds are permissible investments for your organization.

What Shares Cost

The offering price of a share is its net asset value.  The price for all purchase and redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.  We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the New York Stock Exchange.  The Fund reserves the right to advance the time net asset value is determined.  We will not calculate the net asset value on any day that the New York Stock Exchange is not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays or in the event of an emergency.

We attempt to stabilize the net asset value per share for the Money Market Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method.  Securities for which market prices are not available are valued in accordance with procedures adopted by the Board of Trustees.  These valuation methods are more fully described in the Statement of Additional Information.

About Purchases

In order to purchase shares of the Money Market Fund on a particular day and begin earning dividends that same day, we must receive your order before 12:00 noon, Eastern Time, that day.  Purchase orders received after 12:00 noon, Eastern Time, but prior to the close of business, will begin earning dividends on the following day.

We reserve the right to suspend the sale of shares of the Fund temporarily and the right to refuse any order to purchase shares of the Fund.  If payment for a purchase is rejected for any reason, we will cancel the purchase and may charge you a fee.  In addition, you will be liable for any losses incurred by us in connection with the transaction.

9

In compliance with the USA Patriot Act of 2001, please note that the Transfer agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  Please contact the Transfer Agent at (800) 992-0444 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a customer, the Account Application will be rejected, or the customer will not be allowed to perform a transaction on the account until the requested information is received.  The Fund also reserves the right to close an account within five business days, if clarifying information or documentation is not received.

The Fund reserves the right to reject any purchase order.  Since the Fund is a money market fund and invests in short-term fixed income obligations and maintains a stable net asset value per share, the Board of Trustees of Ambassador Funds has not adopted any policies or procedures designed to deter short term or excessive trading (so-called “market timing”).

How to Buy Shares

1.

Verify Permissibility:

•

Consult with your legal counsel to ensure compliance with applicable investment restrictions

2.

Minimum investment requirements (same for Institutional Shares and Investor Shares):

•

$1,000 for initial investments in the Money Market Fund

•

No minimum for subsequent investments

3.

Making payment by Check:

•

Checks should be payable to “Ambassador Money Market Fund” and sent with your application (in the case of an initial investment) to:

By Mail--

The Ambassador Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

By Overnight Delivery--

The Ambassador Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Avenue

Milwaukee, Wisconsin 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent.

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Call our Transfer Agent at (800) 992-0444 if you have any questions about opening up an account.

10

4.

Making payment by Federal Funds Wire:

•

Initial Investment by Wire -- If you are making an initial investment in the Fund, before you wire monies, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire transfer of monies using the instructions you were given.

•

Subsequent Investments by Wire -- Before sending your wire transfer of monies, please contact the Transfer Agent to advise it of your intent to wire monies.  This will ensure prompt and accurate credit upon receipt of your wire.

•

To send by federal funds wire, use the following information:

U.S. Bank, National Association

Milwaukee, Wisconsin

ABA #075000022

Credit U.S. Bancorp Fund Services

DDA #112-952-137

Ambassador Funds

Account Name [Shareholder’s Name]

Shareholder Account Number

11

REDEEMING FUND SHARES

You may redeem shares of the Fund on any day that the New York Stock Exchange is open for regular trading.  The price for all redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.  We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the New York Stock Exchange.  The Fund reserves the right to advance the time net asset value is determined.  We will not calculate the net asset value on any day that the New York Stock Exchange is not open for trading and the Fund reserves the right not to calculate the net asset value on any other day that the bond markets close early, such as days in advance of holidays, or in the event of an emergency.

About Redemptions

In order to redeem shares of the Fund and receive payment of the proceeds on a particular day, we must receive your request before 12:00 noon, Eastern Time, that day.  Otherwise proceeds will be remitted the following business day.

For redemption requests received prior to the applicable cut-off time, usually the proceeds from the sale of Money Market Fund shares will be wired on the same day; checks for redemption proceeds are generally mailed on the business day following the request.  For redemption requests received after the applicable cut-off time, proceeds will generally be wired or a check will be mailed one business day later, after net asset value is next determined. Proceeds to be wired will be wired to an account designated in writing by a shareholder at any domestic commercial bank that is a member of the Federal Reserve System.  Proceeds to be paid by check will be mailed to the shareholder’s address of record.

To the extent permitted by federal securities laws, we reserve the right to suspend the redemption of shares of the Fund temporarily under extraordinary market conditions such as market closures or restriction or suspension of trading by the Securities and Exchange Commission or in the event an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets.  If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of redemption proceeds until the Transfer Agent is reasonably confident that the check for purchase has been collected.  This may take up to 12 calendar days from the purchase date.

We may terminate or modify the methods of redemption at any time.  In such case, you will be promptly notified.

Redemption of Accounts with Balances Under Account Minimums

Due to the high cost of maintaining accounts with low balances, if your account balance for the Money Market Fund falls below $1,000, we may choose to redeem those shares and close that account without your consent.  We will not close any account which is held through a retirement plan or any account whose value falls below these minimums as a result of changes in the Fund’s net asset value.  If we plan to close your account, we will notify you and provide you with 30 days to add to your account balance.

12

How to Redeem Shares

1.

Call our Transfer Agent

•

1-800-992-0444

OR

Write

•

The Ambassador Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

2.

Provide the required information -- No redemption request will become effective until all documents have been received in “Good Order” by the Transfer Agent.  When making a redemption request, make sure your request is in good order.  “Good Order” means that your letter of instructions to the Transfer Agent should include:

•

Specify the Money Market Fund

•

Your account number

•

The name and address on your account

•

For wire transfers, your financial institution’s wire transfer information (N.B. your financial institution may charge you a fee for handling this transaction)

•

The dollar amount or number of shares you wish to redeem

•

Signatures of all registered shareholders, including a signature guarantee if you request any redemption to be sent to an address other than the address on record with the Fund or request any redemption to be paid to a person or persons other than the shareholder(s) of record.

The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank account authorized on your Account Application.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.

3.

Signature Guarantees -- Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program  (“STAMP”).  A notary public in not an acceptable signature guarantor.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Money Market Fund’s net income and gains on its investments.  The Fund passes substantially all of its earnings along to its shareholders as distributions.  When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid.  When these gains are distributed to shareholders, it is called a capital gain distribution.  The Money Market Fund declares dividends daily and pays them monthly.  The Fund distributes its net realized capital gains, if any, at least annually.

13

It is possible that the Fund may make a distribution in excess of its earnings and profits.  You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares.  You will treat the excess of any such distribution over your basis in your shares as gain from a sale of shares.  The Fund will pay dividend and capital gains distributions in additional shares of the Fund.  If you wish to receive either dividend or capital gains distributions, or both, in cash, you must either indicate this request on your account application form or notify us by calling (800) 992-0444.

TAX CONSEQUENCES

There are many important tax consequences associated with investment in the Ambassador Funds.  Please read the summary below and consult your tax advisor regarding specific federal, state and local tax consequences applicable to your investment.

The Fund intends to distribute to shareholders dividends of its net investment income and distributions of capital gains.  Distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax.  In addition, sales of Fund shares and capital gains distributions may be subject to federal taxation.  The rate at which you may be taxed on the sale of Fund shares varies depending on the length of time you hold the Fund being sold.  The rate at which you may be taxed on capital gains distributions depends on the length of time the Fund holds the security.

Governmental entities which are shareholders of the Fund will not be subject to federal income tax on distributions from the Fund or on sales of the Fund’s shares.

OTHER INFORMATION

Disclosure of Portfolio Holdings Policies and Procedures

A list of the full portfolio holdings for the Fund is available for distribution thirty days after the end of each calendar quarter.  A free copy can be obtained by calling the Adviser toll free at (800) 992-0444.  This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on the Form N-Q, which is filed with the Securities and Exchange Commission within sixty days of each fiscal quarter end.  A complete description of the policies and procedures regarding the Fund’s disclosure of portfolio holdings may be found in the Fund’s Statement of Additional Information.

Summary of Business Continuity Plan

We are committed to ensuring seamless service and uninterrupted business coverage for all shareholders in the event of an unexpected business disruption.  Ambassador Funds, the Adviser, and the Administrator have adopted and regularly review a shared Business Continuity Plan designed to recover their critical business functions in the event of a severe business disruption.

All shareholder data and records are housed and maintained by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“USB”), in Milwaukee, Wisconsin.  Additionally, all Fund transactions (including purchases, redemptions and exchanges) are made exclusively through USB.

In the event of any disruptive occurrence that would adversely affect USB’s primary facilities, USB has developed a comprehensive business continuity plan that is designed to ensure that USB can continue to carry out its obligations on behalf of Ambassador Funds and fund shareholders.

14

NOTICE OF PRIVACY POLICY AND PRACTICES

Ambassador Funds recognizes and respects the privacy expectations of our customers.  We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with Ambassador Funds or the Ambassador Money Market Fund.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•

Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•

Account History, including information about the transactions and balances in a customer’s accounts; and

•

Correspondence, written, telephonic or electronic between a customer and the Fund or service providers to the Fund.

Disclosure of Customer Information

We may disclose all of the information described above to certain third parties who are not affiliated with the Fund to process or service a transaction at your request or as permitted by law.  For example, sharing information with companies who maintain or service customer accounts for the Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

Security of Customer Information

We require service providers to the Fund:

•

to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the Fund; and

•

to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of a Fund.

15

You can find additional information about Ambassador Funds in its Annual and  Semi-Annual Reports to Shareholders and in the Statement of Additional Information (“SAI”).  The Annual and Semi-Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and, in the Annual Report only, the registered independent public accountant’s report. The SAI contains more detailed information on all aspects of the Fund and is incorporated by reference in (legally considered to be part of) this Prospectus.  To request a free copy of the current Annual or Semi-Annual Report to Shareholders or the current SAI, to obtain other information about a Fund or for any other shareholder request, write or call:

Ambassador Funds

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

1-800-992-0444

You can visit the SEC’s Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information.  Since the Fund’s reports and SAI are available on the SEC’s website, the Fund does not post its reports to an Internet website.  You can also obtain copies of this information by visiting the SEC’s Public Reference Room in Washington, D.C. (phone: 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’S Public Reference Section, Washington DC  20549-0102.  You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

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Prospectus

Dated October 31, 2007

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Ambassador Money Market Fund

Ticker Symbol

Institutional Shares - AMFXX

Investment Adviser:

Ambassador Capital Management, L.L.C.

Trustees:

Nicholas J. DeGrazia

Ronald E. Hall

Brian T. Jeffries

Conrad W. Koski

Gregory A. Prost

Custodian:

U.S. Bank, National Association

Milwaukee, Wisconsin

Administrator:

Fund Services Group, LLC

Wheaton, Illinois

Transfer Agent:

U.S. Bancorp Fund Services, LLC

Milwaukee, Wisconsin

Counsel:

Dykema Gossett PLLC

Detroit, Michigan

Registered Independent Public
Accounting Firm:

KPMG LLP

Chicago, Illinois

Investment Company Act File No. 811-09941

STATEMENT OF ADDITIONAL INFORMATION

AMBASSADOR FUNDS

Ambassador Money Market Fund

Institutional Shares

Investor Shares

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This Statement of Additional Information, also known as an SAI, should be read with the Prospectus for the Funds dated October 31, 2007.  This SAI is not a prospectus itself.  To receive a copy of the Prospectus, please write us or call 1-800-992-0444.

The audited financial statements of Ambassador Money Market Fund, together with the report of KPMG LLP, registered independent public accounting firm, which are contained in the Ambassador Funds Annual Report to Shareholders for the fiscal year ended July 31, 2007, that was previously sent to shareholders of the Money Market Fund and filed with the Securities and Exchange Commission, are incorporated by reference into this SAI.  Ambassador Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o Fund Services Group, LLC, 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60187.

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Managed by:

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

Detroit, MI  48226

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October 31, 2007

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GENERAL INFORMATION

  1

INVESTMENT STRATEGIES AND RISKS

  1

More About Principal Investment Strategies and Risks

  1

Investment Policies

  5

Determination of Maturity

  6

Disclosure of Portfolio Holdings

  7

MANAGEMENT OF THE TRUST

  7

Trustees and Officers

  7

Compensation

  9

Share Ownership

  9

Indemnification of Trustees and Officers

10

Investment Adviser

10

Brokerage Transactions

13

Administrator and Fund Accountant

14

Transfer Agent

14

Custodian

15

Registered Independent Public Accounting Firm

15

Legal Counsel

15

Principal Holders of Securities

15

Code of Ethics

16

Proxy Voting Policies and Procedures

16

SHAREHOLDER RIGHTS

16

DETERMINATION OF NET ASSET VALUE

17

Use of the Amortized Cost Method

17

TAXATION

19

Tax Status of the Fund

19

Tax Status of Shareholders

19

DIVIDENDS AND DISTRIBUTIONS

20

DISTRIBUTION PLAN

21

PERFORMANCE INFORMATION

21

Yield

21

Effective Yield

22

FINANCIAL STATEMENTS

22

ANTI-MONEY LAUNDERING PROGRAM

22

APPENDIX--DESCRIPTION OF BOND RATINGS

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GENERAL INFORMATION

Ambassador Funds is a Delaware statutory trust established under a Declaration of Trust, dated March 22, 2000.  Ambassador Funds is an open-end, diversified, management investment company currently consisting of one series, the Ambassador Money Market Fund (the “Fund” or the “Money Market Fund”), which offers two classes of shares:  Investor Shares and Institutional Shares.  This Statement of Additional Information relates only to the Money Market Fund.  Investor Shares of the Fund pay a distribution fee pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), of up to 0.25% of average net assets, while Institutional Shares do not pay this fee.  See “Distribution Plan” for further information about this distribution fee.  As of the date of this SAI, shares of the Money Market Fund are only being offered for sale in Michigan.

INVESTMENT STRATEGIES AND RISKS

The Prospectus for the Fund describes the principal investment strategies employed to achieve the Fund’s investment objective and the principal risks associated with an investment in the Fund.  Below you will find more detail about the types of investment strategies and risks associated with the Fund, including those which are not considered principal strategies or risks.

More About Principal Investment Strategies and Risks

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Money Market Instruments.  Money market instruments mature in 397 days or less, and include without limitation:

•

U.S. Treasury bills;

•

Bankers’ acceptances - bills of exchange or time drafts drawn on and accepted by a commercial bank.  Bankers’ acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange.  Maturities are generally six months or less;

•

Certificates of Deposit - negotiable and non-negotiable, interest-bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity;

•

Demand and Time Deposits - non-negotiable receipts issued by a bank in exchange for the deposit of funds.  Like certificates of deposit, demand and time deposits earn specified rates of interest over a definite period of time; however, these securities cannot be traded in the secondary market and are considered to be illiquid if they have maturities of more than seven days;

•

High Quality Commercial Paper (see Prospectus);

•

Federal Agency Discount Paper - these securities are issued by U.S. government agencies at a discount and redeemed at maturity at face value;

•

Repurchase Agreements (see “Repurchase Agreements” below); and

•

Money Market Mutual Funds (see “Investment Limitations-Investing in Securities of Other Investment Companies” below).

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The instruments of banks and savings and loans whose deposits are insured by the FDIC, such as certificates of deposit, demand and time deposits, and bankers’ acceptances, are not necessarily guaranteed by the FDIC.

The Fund will limit its investments in certificates of deposit, demand and time deposits and similar instruments to those issued by financial institutions which are eligible to serve as depositories for political subdivisions of the state of Michigan.

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U.S. Government Obligations.  U.S. government obligations include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities and zero coupon securities described more fully below.

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Some of the various agencies of the U.S. government which issue obligations include the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration (FHA), Government National Mortgage Association (GNMA or Ginnie Mae), Maritime Administration, Small Business Administration (SBA), and The Tennessee Valley Authority (TVA).  Some of the instrumentalities of the U.S. government which issue securities include Federal Home Loan Banks (FHLB), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Student Loan Marketing Association (SLMA or Sallie Mae), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (FNMA or Fannie Mae) and the U.S. Postal Service.

U.S. government obligations are backed by:

•

the full faith and credit of the U.S. Treasury;

•

the issuer’s right to borrow from the U.S. Treasury, such as FNMA obligations;

•

the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities, such as SLMA obligations; or

•

the credit of the agency or instrumentality issuing the obligations, such as FHLMC obligations.

The above examples are not intended to be an exhaustive list of permissible issuing agencies or instrumentalities.  Securities which are not backed by the full faith and credit of the U.S. Treasury may not always receive financial support from the U.S. government.  The Money Market Fund may invest in U.S. government obligations to a lesser extent.

Repurchase Agreements.  Under a repurchase agreement, also known as a “repo,” the Fund will buy securities from a financial institution which commits to buy them back at a specified time and price.  During the term of the repurchase agreement, the Fund will take actual or constructive possession of collateral securities backing such repurchase agreements and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.  In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.  Ambassador Capital Management, L.L.C. (“ACM” or the “Adviser”), the investment adviser for the Fund, believes that under the regular procedures normally in effect for custody of the Fund’s portfolio securities subject to repurchase agreements, a court would rule in favor of the Fund and allow retention or disposition of such securities.  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by ACM to be creditworthy, pursuant to guidelines established by the Board of Trustees.

Variable and Floating Rate U.S. Government Securities.  Some of the short-term U.S. government securities the Fund may purchase carry variable or floating interest rates.  Variable rate securities have a rate of interest subject to adjustment on specified dates at least annually and will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.  Floating rate securities have a rate of interest which adjusts whenever a specified interest rate changes.  Interest rate adjustments are ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices.  Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

A variable rate security that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.  Floating rate securities that are subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

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Zero Coupon Securities.  These are U.S. Treasury obligations which have been stripped of their unmatured interest coupons and receipts.  These securities are issued at a discount from their face value because interest payments are typically postponed until maturity.  The market prices of zero coupon U.S. Treasury securities generally are more sensitive to changes in interest rates than comparable maturity securities that make current distributions of interest.

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Restricted and Illiquid Securities.  The Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.  Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Fund, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions.  Any resale by the purchaser must be in an exempt transaction.  Section 4(2) securities are normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity.  The Adviser believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid.  The Adviser intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission (“SEC”) staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the “Rule”).  The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A.  The Adviser believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees.  The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

•

the frequency of trades and quotes for the security;

•

the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•

dealer undertakings to make a market in the security; and

•

the nature of the security and the nature of the marketplace trades.

When-Issued and Delayed Delivery Transactions.  The Fund may participate in when-issued and delayed delivery transactions.  These transactions are made to secure what is considered to be an advantageous price or yield.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date.  These assets are marked-to-market daily and are maintained until the transaction has been settled.  The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

When-issued and delayed delivery transactions are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement.  The payment obligation and the interest rate that the Fund will receive on the securities are each fixed at the time the Fund enters into the commitment.  Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually purchasing the securities.  If ACM deems it advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.  The market value of the securities underlying a when-issued or delayed delivery transaction, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on securities it has committed to purchase until they are paid for and delivered on the settlement date.

Securities Lending.  In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned.  These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities.  In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.

The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.  In determining whether the Fund will lend securities, ACM will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which ACM has determined are creditworthy under guidelines established by the Board of Trustees.

Investment Policies

The following investment limitations are fundamental and may not be changed without shareholder approval.

Selling Short and Buying on Margin.  The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Issuing Senior Securities and Borrowing Money.  The Fund will not issue senior securities, except that it may borrow money directly from banks or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments.  Any direct borrowings need not be collateralized.  The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.  The Fund has no present intention to borrow money.

Underwriting.  The Fund will not engage in underwriting of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Investing in Commodities, Commodity Contracts, or Real Estate.  The Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.

Lending Cash or Securities.  The Fund may lend portfolio securities in an amount of up to one-third of its assets.  In addition, the Fund may purchase or hold money market instruments, including repurchase agreements, and other debt securities permitted by its investment objective, policies and limitations.

Concentration of Investments.  The Fund will not invest more than 25% of the value of its total assets in any one industry, provided that there shall be no limitation on investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

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Investing in Securities of Other Investment Companies.  The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own.  The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker’s commissions.  However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.  It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to such customary expenses.

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Investing in Illiquid Securities.  The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

Determination of Maturity

As described in the Prospectus, a security will not be purchased by the Fund unless its maturity is 397 days or less from the date of purchase, and the dollar-weighted average maturity of the Fund will not exceed 90 days. The maturity of a Fund investment security is determined pursuant to Rule 2a-7 under the Investment Company Act of 1940.  Rule 2a-7 provides that the maturity of an instrument will be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made, except as follows:

•

Certain U.S. Government Instruments.  An instrument that is issued or guaranteed by the United States Government or an agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

•

Variable Rate Instruments.  A “variable rate instrument” (defined as an instrument the terms of which provide for establishment of a new interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value), the principal amount of which is scheduled on the face of the instrument to be paid in 397 calendar days or less, will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

•

Variable Rate Instruments Subject to Demand Feature.  A variable rate instrument that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

•

Floating Rate Instruments Subject to Demand Feature.  A “floating rate instrument” (defined as an instrument the terms of which provide for adjustment of the interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value) that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

•

Repurchase Agreements.  A repurchase agreement will be treated as having a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

•

Fund Lending Agreements.  The Fund lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

A “demand feature” is defined in Rule 2a-7 as a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either (a) at any time on no more than 30 days’ notice or (b) at specified intervals not exceeding 397 days and upon no more than 30 days’ notice.

Because the Fund intends to utilize the procedures specified in Rule 2a-7 to determine the maturity of its Fund instruments, further revision of Rule 2a-7 or pronouncements clarifying or interpreting the scope of its application may affect the Fund’s method for determining maturity of its Fund instruments.

Disclosure of Portfolio Holdings

It is the policy of the Fund to disclose portfolio holdings within 30 days after the end of each calendar quarter. A free copy of the list of portfolio holdings can be obtained by calling the Adviser, toll free, at (800) 992-0444.  This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which is filed with the Securities and Exchange Commission within sixty days of each fiscal quarter end.  The Fund discloses portfolio holdings in connection with the day-to-day operations and management of the Fund, including to the Fund’s custodian and registered independent public accountants. Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services, portfolio management and trading systems.  Nothing contained in the policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund’s business.  The Trustees have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust.  Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and officers of the Trust is set forth below.

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Name, Year of Birth and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served with respect to Ambassador Money Market Fund(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held(2)
DISINTERESTED TRUSTEES
Nicholas J. DeGrazia (1943) P.O. Box 38 North Street, MI 48049	Trustee	Indefinite term; since 2000	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt, Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, LLC from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	2	None
Ronald E. Hall (1943) Bridgewater Interiors 4617 West Fort Street Detroit, MI 48209	Trustee	Indefinite term; since 2000	President, CEO and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc. since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	2	United American Healthcare Corporation, since 2001
Conrad W. Koski (1945) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Trustee and Chairman	Indefinite term; since 2000	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	2	None

INTERESTED TRUSTEES(3)
Name, Year of Birth and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served with respect to Ambassador Money Market Fund(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held(2)
Brian T. Jeffries (1965) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Trustee and President	Indefinite term; since 2000	Founder and President of Ambassador Capital Management, L.L.C. since 1998; Partner and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	2	None
Gregory A. Prost (1966) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Trustee and Vice President	Indefinite term; since 2000	Chief Investment Officer of Ambassador Capital Management, L.L.C., since 2000; Partner and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000	2	None

OFFICERS WHO ARE NOT TRUSTEES
Kathryn J. Nurre (1954) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Secretary	Indefinite term; since 2000	Vice President and Senior Portfolio Manager of Ambassador Capital Management, L.L.C. since 1998; Director of Short Term Investments of Cranbrook Capital Management from 1994-1998.	-	None
Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Road Wheaton, IL 60187	Chief Compliance Officer	Indefinite term; since 2004	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.	-	None
Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Road Wheaton, IL 60187	Treasurer and CFO	Indefinite term; since 2004	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.	-	None
Gary R. Schaefer (1946) Ambassador Capital Management, L.L.C. 1776-A South Naperville Road Wheaton, IL 60187	Assistant Secretary	Indefinite term; since 2003	Portfolio manager, Ambassador Capital Management, L.L.C. since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.	-	None
Derek Oglesby (1977) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, L.L.C. since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.	-	None

(1)  Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor.  Each officer is elected annually.

(2)  Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant to federal securities laws and any investment company registered with the SEC.

(3)  Messrs. Jeffries and Prost are “interested Trustees” because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, L.L.C., the Trust’s investment adviser.

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The Board of Trustees has established an Audit Committee comprised of the three “disinterested” trustees. The Audit Committee is responsible for retaining and overseeing the Trust’s registered independent public accountants and approving the services performed by them, and for overseeing the Trust’s financial reporting process, accounting principles and its system of internal accounting controls.  The Audit Committee is also responsible for overseeing the Fund’s legal compliance and ethics programs.  The Audit Committee operates under a written charter adopted by the Board of Trustees.  The Audit Committee met once during the fiscal year ended July 31, 2007.  No other committees have been established by the Board of Trustees.  During the most recently completed fiscal year for the Trust, the Board of Trustees held four regular quarterly meetings and all of the Trustees attended at least 75% of these meetings.

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Compensation

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During the fiscal year ended July 31, 2007 disinterested trustees of Ambassador Funds received the following compensation from the Trust:

Trustee Compensation Table For the Fiscal Year Ended July 31, 2007

Name of Person and Position	Aggregate Compensation From Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from Registrant Paid to Trustees
Nicholas J. DeGrazia, Trustee	$11,000	$0	$11,000
Ronald E. Hall, Trustee	$9,000	$0	$9,000
Conrad W. Koski, Trustee	$11,000	$0	$11,000

None of the Interested Trustees or officers of the Trust received any remuneration from the Trust during the fiscal year ended July 31, 2007.  None of the Disinterested Trustees, or their immediate family members, owns any interest in the Adviser or a person directly or indirectly controlling, controlled by or under common control with the Adviser.  There are no pension or retirement benefit plans or programs in effect for Trustees of the Trust.  For the fiscal year ending July 31, 2008, the Trustees will be paid an annual retainer of $3,000, regular meeting fees of $2,000 per meeting and special meeting fees of $500 per meeting for all of the funds that are part of Ambassador Funds.  None of the officers and none of the Trustees who are interested persons of Ambassador Funds will receive any compensation from the Fund for their service as such during the current fiscal year.

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Share Ownership

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Information about the shares of beneficial interest beneficially owned by the Trustees of Ambassador Funds as of July 31, 2007, in the Money Market Fund, is shown in the following table.

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Name of Trustee	Dollar Range of Equity Securities held in the Ambassador Money Market Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee for all Ambassador Funds
DISINTERESTED TRUSTEES
Nicholas J. DeGrazia	Ambassador Money Market Fund None	None
Ronald E. Hall	Ambassador Money Market Fund None	None
Conrad W. Koski	Ambassador Money Market Fund None	None
INTERESTED TRUSTEES
Brian T. Jeffries	Ambassador Money Market Fund $1 to $10,000	$1 to $10,000
Gregory A. Prost	Ambassador Money Market Fund None	None

Indemnification of Trustees and Officers

The Ambassador Funds Agreement and Declaration of Trust provides that Ambassador Funds will, to the fullest extent permitted by law, indemnify our Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with Ambassador Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith and in the reasonable belief that their actions were in the best interests of the Trust, or that such indemnification would relieve any officer or Trustee of any liability to Ambassador Funds or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties.  Ambassador Funds, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

Investment Adviser

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Ambassador Capital Management, L.L.C. is the investment adviser to the Fund.  ACM is an independent, employee-owned investment advisory firm, that was founded in 1998. ACM specializes in providing management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations.  ACM is headquartered in Detroit and maintains an office in Chicago.  ACM is controlled by Brian T. Jeffries, its President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of ACM.

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Under an Investment Advisory Agreement with the Trust relating to the Money Market Fund, ACM, at its expense, furnishes a continuous investment program for the Money Market Fund and makes investment decisions on its behalf, all subject to such policies as the Trustees determine.  Investment decisions are subject to the provisions of the Trust’s Declaration of Trust and By-Laws, and the 1940 Act.  In addition, ACM makes decisions consistent with the Fund’s investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.  The Fund pays an annual investment advisory fee to ACM equal to 0.20% of the Fund’s average daily net assets.  During the fiscal years ended July 31, 2005, 2006 and 2007 ACM was paid advisory fees of $548,679, $529,001 and $757,270 respectively, from the Fund.

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The Investment Advisory Agreement may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by ACM upon 60 days’ written notice.  The Investment Advisory Agreement may be amended by the mutual agreement of the Trust and ACM, except where the 1940 Act requires such amendment to have the approval of the shareholders of the Fund.  The agreement also terminates without payment of any penalty in the event of its assignment.  The Investment Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.

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Continuation of the Investment Advisory Agreement was most recently approved by the Board of Trustees of the Fund, including the “disinterested” Trustees, at a meeting held on June 12, 2007.  In evaluating whether to approve continuation of the Investment Advisory Agreement, the Board of Trustees requested and received information from the Adviser and the Administrator to assist in its deliberations.  The material factors that formed the basis for the Board’s approval, and the conclusions with respect thereto are:

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•

The Board considered the nature, extent and quality of services provided to the Fund and its shareholders and the qualifications of ACM to provide investment management services and concluded that the services provided by ACM continued to be superior and that the management of ACM thoroughly disclosed all matters of importance to the Board;

•

The investment performance of the Fund was reviewed in comparison to appropriate benchmarks and a peer group of funds, and the Board concluded that the Fund’s performance for the past fiscal year was in the top 10% of all similarly sized money market funds, which was an excellent result.  The Board also considered the costs of providing competitive advisory services in the current environment and compared the proposed management fees to be charged to the Fund with those charged by managers of comparable Funds within the peer group based on Lipper Analytical Services data and historic peer funds; and

•

The Board reviewed information concerning the profitability of the Adviser’s investment advisory and other activities.  The Board was satisfied that the Fund’s total operating expenses were being aggressively managed by ACM and its affiliate, Fund Services Group, LLC, and that the profits realized by ACM from the advisory relationship were normal and not excessive.

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Portfolio Management Team.  Gregory A. Prost, Kathryn J. Nurre, Derek Oglesby and Talmadge D. Gunn of ACM make up the portfolio management team for the Money Market Fund.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of July 31, 2007 for Mr. Prost, Ms. Nurre and Mr. Oglesby:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Gregory A. Prost	1	$356,127	0	$0	17	$163,262	$519,389
Kathryn J. Nurre	1	$356,127	0	$0	12	$67,175	$423,302
Derek Oglesby	1	$356,127	0	$0	10	$131,263	$487,390

The following table lists the number and types of accounts managed by Mr. Gunn and assets under management in those accounts as of September 30, 2007:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Talmadge D. Gunn	1	$535,056	0	$0	5	$97,963	$633,019

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Portfolio Management Conflicts of Interest.  As indicated in the table above, ACM personnel may be part of the portfolio management team servicing numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  ACM portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager or other team member devoting unequal time and attention to the management of a particular account.  Although the Adviser does not track the time a portfolio manager spends on a single account, the Adviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  The Adviser seeks to manage competing interests for the time and attention of a portfolio management team by having portfolio management teams focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio management team within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio management team will vary.

Conflicts of interest may arise where some accounts managed by a particular portfolio management team have higher fees than the fees paid by other accounts.  Because each portfolio manager’s compensation is affected by revenues earned by the Adviser, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated conflicts may arise when aggregating and/or allocating aggregated trades.  The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Adviser monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940.  Furthermore, senior personnel of the Adviser periodically review the performance of all portfolio managers.

Portfolio Management Team Compensation.  Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below.  The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.  Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.  In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation generally consists of an annual cash bonus.  Several factors are employed by ACM to determine discretionary compensation for the portfolio managers, which can vary by portfolio management team and circumstances.  In order of relative importance, these factors include:

•

Investment performance of the accounts managed by the portfolio manager:  Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups.  Generally, the greatest weight is placed on the three- and five-year periods;

•

Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

•

Contribution to the business objectives of the Adviser;

•

The dollar amount of assets managed by the portfolio manager;

•

Market compensation survey research by independent third parties; and

•

Other qualitative factors, such as contributions to client objectives.

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Portfolio Management Team Fund Ownership.  As of July 31, 2007, the portfolio managers, as a group, owned less than 0.05% of the shares of the Money Market Fund.

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Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, ACM looks for prompt execution of the order at a favorable price.  In working with dealers, ACM will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  ACM makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

ACM may select brokers and dealers who offer brokerage and research services.  These services may be furnished directly to the Fund or to ACM and may include:

•

advice as to the advisability of investing in securities;

•

security analysis and reports;

•

economic studies;

•

industry studies;

•

receipt of quotations for portfolio evaluations; and

•

similar services.

ACM exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions.  ACM determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.  Research services provided by brokers and dealers may be used by ACM in advising the Fund and other accounts.  To the extent that receipt of these services may supplant services for which ACM might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the Fund described herein are made independently from those of the other accounts managed by ACM, investments of the type the Fund may make may also be made by those other accounts.  When the Fund and one or more other accounts managed by ACM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by ACM to be equitable to each.  In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.  In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Administrator and Fund Accountant

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Administration, Accounting and Compliance services are provided by Fund Services Group, LLC (“Fund Services”), an affiliate of the Adviser, pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005.  Fund Services is 45.5% owned by Monetta Financial Services, Inc., and 45.5% owned by the Adviser.  The remaining 9% is owned by Maria De Nicolo of Fund Services.  Pursuant to these agreements, Fund Services will provide administration and fund accounting services to the Fund. Pursuant to the Administration Agreement, the Fund pays to Fund Services compensation at the following annual rate:  4 basis points (0.04%) on the first $500 million in net assets;  3 basis points (0.03%) on the next $500 million of net assets; and 2 basis points (0.02%) on net assets in excess of $1 billion.  A minimum annual fee of $30,000 per series applies and provides further that the fees payable by each Series shall go into effect at such time as each Series has assets in excess of $10 million.  Pursuant to the Fund Accounting Agreement, the Fund pays to Fund Services compensation at the following annual rate:  $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; 1/2 basis point (0.005%) on the net assets in excess of $500 million.  The compensation under both agreements is computed on average daily net assets, accrued daily and paid monthly.  Pursuant to the Compliance Agreement, the Fund pays a minimum monthly fee of $1,250. In addition to the fees set forth above, the Fund also reimburses Fund Services for its reasonable out-of-pocket expenses.

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Fund Services’ responsibilities while acting as administrator are described in the Administration Agreement with the Fund, and include administrative services, such as calculating expenses and related disbursements, assisting with the preparation of regulatory filings (including prospectuses), shareholder communications, supervising the Fund’s transfer agent, calculating performance data and other related affairs of the Fund. Fund Services’ responsibilities while acting as fund accountant are described in a separate Fund Accounting Agreement with the Fund, and include portfolio accounting services such as maintaining Fund books and records, performing daily accounting services, preparing various reports and other related services.  Fund Services’ responsibilities include implementation of the Trust’s compliance programs and procedures.

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During the fiscal years ended July 31, 2005, 2006 and 2007 the Fund paid to Fund Services $159,109, $158,071 and $214,110 respectively, for administrative, accounting and compliance services.

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Transfer Agent

The Fund has entered into a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”).  Pursuant to this agreement, the Fund pays USBFS shareholder account fees, activity charges, service charges and various out-of-pocket expenses.  The Fund will pay USBFS at the annual rate of 1 basis point (0.01%) on the net assets with a minimum annual fee of $24,000 for the first no-load fund, $28,000 for the first load or daily accrual fund and $15,000 for all additional funds will apply.  USBFS’s responsibilities as Transfer Agent include receiving and processing orders and redemption requests, maintaining shareholder accounts and records, mailing reports to shareholders, preparing and filing Form 1099s with the U.S. Department of Treasury and other related services.

Custodian

The Fund has entered into a Custody Agreement with U.S. Bank National Association, whose address is 1555 Rivercenter Drive, Milwaukee, Wisconsin 53212, pursuant to which that bank was appointed as custodian (the “Custodian”) for the Fund’s portfolio securities.  Pursuant to this Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on the following terms:  3 basis points (0.03%) on the first $20 million in market value per fund; 2 basis points (0.02%) on the next $20 million of market value per fund; and 1 basis point (0.01%) on the balance.  A minimum annual fee of $4,800 per fund applies.  The Custodian is responsible for the safekeeping of the Fund’s assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund.

Registered Independent Public Accounting Firm

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KPMG LLP, whose address is 303 East Wacker Drive, Chicago, IL 60601-5212, was appointed on September 11, 2007, to serve as the registered independent public accounting firm for the Fund for the Fund’s fiscal year ending July 31, 2008.

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Legal Counsel

Dykema Gossett PLLC, whose address is 400 Renaissance Center, Detroit, Michigan 48243, serves as legal counsel to the Trust.

Principal Holders of Securities

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Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of the Fund.  As of September 30, 2007, the Trustees and officers, as a group, owned less than 0.05% of the shares of the Trust.  As of September 30, 2007, the following shareholders of record owned 5% or more of the outstanding shares of the Money Market Fund:

Shares Owned

Name and Address of Shareholder

Number

Percent

City of Detroit Sewer Bond Series 2007 Bond Fund*

209,789,507

58.91%

Wayne County Treasurer

71,378,329

20.04%

   400 Monroe St., Detroit, MI 48226

Washtenaw County Treasurer

   200 Main St., Suite 200, Ann Arbor, MI 48104

46,168,747

12.96%

Wayne County Airport Authority

   535 Griswold St. Suite 550, Detroit, MI 48226

34,910,373

9.80%

City of Detroit General Water Bond Series 2005 Bond Fund*

31,058,332

8.72%

________

*Address for each is 1210 Coleman A. Young Municipal Center, Detroit, MI 48226

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Code of Ethics

Because the Fund is a money market fund, neither the Trust, nor the Adviser nor any subadviser is required to adopt and implement a code of ethics that complies with Rule 17j-1 under the 1940 Act.

Proxy Voting Policies and Procedures

Because the Fund invests exclusively in debt securities and related investments, it does not become an “owner” of the issuer of those securities and typically does not have the right to vote on items of business that the issuers of those securities present to their shareholders from time to time.  Thus, the Trust has not adopted a proxy voting procedure or policy for the Fund.

SHAREHOLDER RIGHTS

As of the date of this SAI, the Fund offers two classes of shares:  Investor Shares and Institutional Shares. Shares of the Fund, representing beneficial interests in the Fund, are fully transferable.  Each share is entitled to dividends declared by the Trustees, and if the Fund is liquidated, shareholders will receive the net assets of the Fund attributable to the shares held.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a shareholder vote, and a proportionate fractional vote for each fractional share held.  Ambassador Funds shareholders will vote in the aggregate and not by Fund, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the Fund.  The rights of shareholders cannot be modified without a majority vote.

Neither the Trust nor the Fund is required to hold annual meetings of shareholders for the purpose of electing Trustees, except that (i) we are required to hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders.  In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Fund.  Upon written request by the holders of shares representing 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, we will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund.  However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund.  The Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund.  Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding shares of the Fund should be directed (by mail) to Ambassador Funds, c/o U.S. Bancorp Fund Service, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, telephone:  (800) 992-0444

DETERMINATION OF NET ASSET VALUE

Net asset value is calculated at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place except on (i) days on which there are not sufficient changes in the value of the Fund’s portfolio securities to affect materially its net asset value; (ii) days during which no shares are tendered and no orders to purchase shares are received; and (iii) any day the bond markets do not open or on which they close early, such as holidays or days in advance of holidays, or in the event of an emergency.  The Money Market Fund attempts to stabilize the value of its shares at $1.00.

Use of the Amortized Cost Method

The Trustees have decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost.  The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. The Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions of $1.00.  These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated.

If the Trustees believe that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results.  These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Fund, withholding or reducing dividends, reducing the number of the Fund’s outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations.

The Fund may invest only in obligations determined by ACM to present minimal credit risks under guidelines adopted by the Board of Trustees.  The Fund’s investments are limited to “First Tier Securities.”  First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by ACM pursuant to guidelines adopted by the Board of Trustees.

A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by ACM to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by ACM.

In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer’s short-term debt obligations if determined by ACM to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer’s long-term obligations, but only in accordance with the requirements of Rule 2a-7.  A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

Certain of the obligations in which the Fund may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one National Recognized Statistical Rating Organization (“NRSRO”) (the Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that did not possess a short-term rating (i.e., are unrated) but are determined by ACM to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees).

The Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days.

If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Money Market Fund’s net asset value or a subsequent change in a security’s qualification as a First Tier Security will not constitute a violation of the limitation.  In addition, there is no limit on the percentage of the Money Market Fund’s assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.

Under the guidelines adopted by the Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940, when in the best interests of the shareholders, ACM may be required to promptly take appropriate action with respect to an obligation held in the Fund’s portfolio in the event of certain developments that indicate a reduction in the instrument’s credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by ACM with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO.  A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

TAXATION

Tax Status of the Fund

The Money Market Fund will pay no federal income tax because it meets the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.  To qualify for this treatment, the Fund must, among other requirements:

•

derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

•

invest in securities within certain statutory limits; and

•

distribute to its shareholders at least 90% of its net income earned during the year.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before requalifying as a regulated investment company that is accorded special tax treatment.  In addition, all distributions by the Fund would be taxed as if made by a regular corporation thus the Fund could not pay exempt-interest or capital gains dividends.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, it will be subject to a 4% excise tax on the undistributed amounts.  The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Tax Status of Shareholders

Shareholders are subject to federal income tax on dividends received as cash or additional shares.  No portion of any income dividend paid by the Money Market Fund is eligible for the dividends received deduction available to corporations.  These dividends and any short-term capital gains are taxable as ordinary income.

Capital gains experienced by the Money Market Fund could result in an increase in dividends.  Capital losses could result in a decrease in dividends.  If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a non-taxable return of capital to the extent of a shareholder’s tax basis in his shares.  If the shareholder’s basis has been reduced to zero, any additional return of capital distributions will be taxable as capital gain.

In general, the Money Market Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under reported dividends or interest  income, or who fails to certify to the Fund that he or she is not subject to such withholding.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of the Fund.  No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS AND DISTRIBUTIONS

The net investment income shares of the Money Market Fund is determined as of 4:00 p.m., Eastern Time, each day on which the Fund offers shares (a “Business Day”).  All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value.  Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund’s income for the subsequent non-business day or days.  No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period.  Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and amortized market premium.  Amortized market discount is included in interest income.  The Money Market Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Money Market Fund will have a positive net income at the time of each determination of net income.  Net income may be negative if an unexpected liability must be accrued or a loss realized.  If the net income of the Money Market Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder’s account of the applicable class or classes, (2) offset each shareholder’s pro rata portion of negative net income against the shareholder’s accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00.  The Trustees may endeavor to restore the Fund’s net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

If the Money Market Fund incurs or anticipates, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders.  Such expenses or losses may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

DISTRIBUTION PLAN

The Fund is presently self-distributed, which means that the Fund does not employ any underwriter or distributor to sell its shares.  In June 2001, the Board of Trustees of the Trust adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares.  In October 2001, the Distribution Plan was approved by holders of the Investor Shares of the Money Market Fund.  The Distribution Plan provides that the Investor Shares of the Money Market Fund may incur certain expenses, up to a maximum amount equal to 0.25% of the average daily net asset value attributable to Investor Shares of the Fund for any fiscal year.  The Distribution Plan further provides that the Money Market Fund may pay such amounts to broker-dealers, financial institutions and other organizations which have entered into written agreements with the Fund that provide for the marketing and distribution of the Fund’s Investor Shares.  Such payments may be made to these organizations for continuing marketing and sales related services based on the average daily net asset value of Investor Shares held in accounts at such other organizations.  The disposition of monies pursuant to the Distribution Plan will be reviewed by the Board of Trustees of the Trust on a quarterly basis, to assure that the amounts paid and the purposes for which they are paid, comply with the provisions of the Distribution Plan and Rule 12b-1.

The services under the Distribution Plan may include assistance in advertising and marketing of the Money Market Fund’s Investor Shares, aggregating and processing purchase, exchange and redemption requests for shares, maintaining account records, issuing confirmations of transactions and providing sub-accounting and sub-transfer agent services with respect to Investor Shares.

While the Distribution Plan is in effect, the selection and nomination of Trustees of the Trust who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”) is committed to the discretion of the Independent Trustees then in office.

PERFORMANCE INFORMATION

From time to time, the Fund may advertise performance, including yields, effective yields and total returns as described below.

Yield

The Money Market Fund calculates yield daily, based upon the seven days ending on the day of the calculation, called the “base period.”  This yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7).

To the extent that financial institutions and broker-dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

Effective Yield

The effective yield of the Money Market Fund is computed by compounding the unannualized base period return by: (1) adding 1 to the base period return, (2) raising the sum to the 365/7th power; and (3) subtracting 1 from the result.

Average annual total return is the average compounded rate of return for a given period that would equate an initial investment of $1,000 with the ending redeemable value of that investment.  The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at that time.  The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, plus any additional shares earned assuming reinvestment of all dividends and distributions.

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Based on the seven-day period ended July 31, 2007 (the “base period”), the yield and effective yield of the Shares of the Money Market Fund were 5.09% and 5.22%, respectively.

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FINANCIAL STATEMENTS

The report of KPMG LLP, registered independent public accounting firm, and the audited financial statements of the Money Market Fund, which are contained in the Ambassador Funds Annual Report to Shareholders for the fiscal year ended July 31, 2007, previously sent to shareholders of the Money Market Fund and filed with the Securities and Exchange Commission, are hereby incorporated by reference into this Statement of Additional Information.  Ambassador Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o Fund Services Group, LLC, 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60187.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

APPENDIX--DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group Corporate Bond Rating Definitions

AAA - Debt rated “AAA” has the highest rating assigned by Standard & Poor’s Ratings Group.  Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

Moody’s Investors Service, Inc. Corporate Bond Rating Definitions

Aaa - Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Duff & Phelps, Inc. Corporate Bond Rating Definitions

AAA - Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- - High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate.  However, risk factors are more variable and greater in periods of economic stress.

A-1

Fitch IBCA Long-Term Definitions

AAA - Obligations for which there is the lowest expectation of credit risk.  Assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations for which there is a very low expectation of credit risk.  They indicated very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk.  The capacity for timely repayment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

Standard and Poor’s Ratings Group Commercial Paper Rating Definitions

A-1 - This designation indicates that the degree of safety regarding timely payment strong.  Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

Moody’s Investors Service, Inc. Commercial Paper Rating Definitions

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations.  P-1 repayment capacity will often be evidenced by many of the following characteristics:

•

Leading market positions in well-established industries;

•

High rates of return on funds employed;

•

Conservative capitalization structure with moderate reliance on debt and ample asset protection;

•

Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

•

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations.  This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody’s or S&P.  However, management considers them to be of good quality.

A-2

Duff & Phelps, Inc. Commercial Paper Rating Definitions

Duff 1+ - Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.  Duff 1-High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2 - Good certainty of timely payment Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

Fitch IBCA Commercial Paper Rating Definitions

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment.  However, the relative degree of risk is slightly higher than for issues classified as “A1” and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment.  Such capacity is more susceptible to adverse changes in business, economic or financial conditions.

A-3

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PROSPECTUS

October 31, 2007

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Government Money Market Series

Institutional Shares

The Michigan Investment Trust, Government Money Market Series (the “MIT Fund”), is a series of Ambassador Funds, and is a mutual fund seeking current income, safety of principal and liquidity by investing principally in high quality, short-term investments issued by the United States Government and its agencies.  The MIT Fund is advised by professional portfolio managers selected and evaluated by SBA Investment Advisers, Ann Arbor, Michigan.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the adequacy or accuracy of the information contained in this Prospectus.  It is a criminal offense to state otherwise.

Not FDIC-Insured * * * * * Not Bank Guaranteed * * * * * May Lose Value

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         Page

Fund Summary

  3

Investment Objective

  3

Principal Investment Strategies

  3

Michigan Law

  4

Principal Risks

  4

Risk/Return Information

  4

Fees and Expenses

  5

Shareholder Fees

  5

Annual Fund Operating Expenses

  5

Expense Example

  5

More About the Fund

  6

General

  6

Investment Objective and Policies

  6

Principal Investment Strategies and Risks

  6

Other Investment Strategies And Risks

  7

Management of the Fund

  8

Investment Adviser--The Multi-Manager Concept

  8

Subadvisers and Portfolio Managers

  8

Investing in the Fund

13

Opening an Account

13

What Shares Cost

13

About Purchases

13

How to Buy Shares

14

Redeeming Fund Shares

15

About Redemptions

15

Redemption of Accounts with Balances Under Account Minimums

15

Checkwriting

16

How to Redeem Shares

16

Dividends and Distributions

17

Tax Consequences

17

Other Information

18

Disclosure of Portfolio Holdings Policies and Procedures

18

Summary of Business Continuity Plan

18

Notice of Privacy Policy and Practices

19

Collection of Customer Information

19

Disclosure of Customer Information

19

Security of Customer Information

19

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2

FUND SUMMARY

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This Fund Summary briefly describes the investment objectives and principal investment strategies of the Michigan Investment Trust 1 --Government Money Market Series (the “MIT Fund” or the “Fund”) and the principal risks of investing in the Fund.  For further information on the MIT Fund’s principal and other investment strategies and risks, please read the section entitled “More About The Fund.”  The MIT Fund is a series of Ambassador Funds, a Delaware statutory trust (the “Trust”).  As of the date of this Prospectus, the Fund offers only one class of shares, which are called “Institutional Shares”.  As a money market fund, the MIT Fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

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Investment Objective

The Fund’s investment objective is to provide current interest income consistent with maintaining liquidity and stability of principal.  The Fund is marketed primarily to counties, cities, townships, villages, school districts and other political subdivisions and not-for-profit organizations located in Michigan.  The Fund will strive to provide a rate of return that will consistently allow the Fund to be ranked within the top quartile of money market mutual funds in its classification.

Principal Investment Strategies

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The MIT Fund’s investment advisers invest substantially all of the Fund’s assets in:

•

bonds, securities and other obligations of the United States Government;

•

securities issued or guaranteed by agencies or instrumentalities of the United States;

•

repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities;

•

other institutional money market mutual funds that invest only in the above mentioned securities and are managed by financial firms with principal offices or branches located within the state of Michigan.

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The MIT Fund invests in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund’s Adviser will employ Subadvisers who have a Michigan presence, either in the form of a related Michigan bank that qualifies as a depository for public funds, or an investment manager with primary offices within the State of Michigan.  Asset allocation among the Subadvisers will be based upon the relative performance of each Subadviser’s management.  The Fund’s assets will be re-allocated among the Subadvisers no less than annually.

The Fund is intended to be sold primarily to public corporations in the State of Michigan, including counties, cities, villages, townships, school districts, port districts, drainage districts, special assessment districts or metropolitan districts, or any board, commission or other authority or agency created by or under Michigan law.

______

1 The names “Michigan Investment Trust” and “MIT Fund” are the property of Bernard J. Courson, President of the Adviser.

3

Michigan Law

The MIT Fund intends to limit its investments to those investment vehicles that are legal for direct investment by a Michigan public corporation, and thereby be a mutual fund that is eligible for investment by “public corporations” under the following:

1.

Act 20, Michigan Public Acts of 1943, as amended, MCL 129.91 (“Act 20”).  Act 20 governs the investment of surplus funds by a county, city, village, township, port district, drainage district, special assessment district or metropolitan district of the State of Michigan, or any board, commission or other authority or agency created by or under Michigan law; and

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2.

Act 451, Michigan Public Acts of 1976, as amended, MCL 380.1223 and 380.622 (“Act 451”). Act 451 governs the investment of surplus funds by Michigan School Districts and Intermediate School Districts.

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Principal Risks

The MIT Fund seeks to preserve the value of your investment at $1.00 per share.  The principal risk of investing in the Fund is:

•

Credit (or Default) Risk:  Not all securities issued by agencies or instrumentalities of the United States Government are backed by the full faith and credit guarantee of the U.S. Government.  Therefore, an issuer of governmental securities may default on its payment obligations.  Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security.  A change in the quality rating of a security can affect the security’s liquidity and make it more difficult for the Fund to sell.

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•

Interest Rate Risk:  As interest rates rise, the value of fixed income securities held by the Fund may be likely to decrease.  Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

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An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.  Further information about the Fund’s principal investment strategies and risks is provided below under “More About the Fund.”

RISK/RETURN INFORMATION

The MIT Fund does not yet have a full calendar year of performance.  Thus, no bar chart or average annual total return table is included for the Fund in this prospectus.  You may call 1-888-648-0002 or visit the Fund’s internet website at www.mitfund.com for the Fund’s current yield.  Past performance is not necessarily an indication of how the Fund will perform in the future.

4

FEES AND EXPENSES

The MIT Fund will offer shares on a no-load basis, without any front-end or back-end sales commission, without any 12b-1 plan charges and without any redemption fee.  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the MIT Fund.  Please note that the following information does not include fees that financial institutions offering shares of the Fund may charge for services they provide to you.

Shareholder Fees

(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases

None

Maximum deferred sales charge (load)

None

Maximum sales charge (load) imposed on reinvested dividends

None

Redemption fee

None

Exchange fee

None

Maximum account fee

None

Annual Fund Operating Expenses

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(expenses to be paid from Fund assets, as a percentage of net assets)(1)

Total

Management

Distribution

  Other

Operating

Fees

(12b-1) Fees

Expenses(2)

 Expenses

Institutional shares

0.21%

0.00%

0.13%

0.34%

_______

(1)  Assumes that the Fund has average daily net assets of $250,000,000.

(2)  Other Expenses are estimated for the current fiscal year, and it is assumed that the expenses incurred indirectly by the Fund as a result of its investment in shares of another similar money market fund will not exceed 0.01% (1 basis point) annually.

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Expense Examples

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year

3 Years

Institutional shares

$35

$109

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5

MORE ABOUT THE FUND

General

The MIT Fund is a money market fund and follows procedures, described in the Statement of Additional Information, designed to stabilize its net asset value per share at $1.00.  In order to help maintain this stable net asset value per share, the average days to maturity of the securities held in the Fund’s portfolio cannot be greater than 90 days.  The Fund is intended to be sold primarily to public corporations in the State of Michigan, including counties, cities, villages, townships, school districts, port districts, drainage districts, special assessment districts or metropolitan districts, or any board, commission or other authority or agency created by or under Michigan law.

Investment Objective and Policies

The Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares.  As described in the Fund’s Statement of Additional Information (the “Statement of Additional Information” or “SAI”), certain other investment policies of the Fund are fundamental and the Fund’s Board of Trustees may not change them without shareholder approval.  In addition to the principal investment strategies and risks described in this Prospectus, the Fund may use other strategies and is subject to further restrictions and risks which are described in the Statement of Additional Information.

Principal Investment Strategies and Risks

The MIT Fund seeks maximum current income consistent with safety of capital and maintenance of liquidity.  The Fund invests only in U.S. Government and agency securities maturing in 13 months or less from the date of purchase, repurchase agreements for such types of securities, and other mutual funds that invest only in these securities and which are managed by financial firms with principal offices or branches located within the state of Michigan.  If the Fund invests in other mutual funds of this type, it will incur additional expenses based on the total operating expenses of another acquired fund, the amount of the Fund’s assets invested and the length of time that the Fund holds shares of an acquired fund, as well as the Fund’s share of any transaction fees or incentive allocations paid by such other acquired fund.  If the total of these types of acquired fund expenses exceeds 0.01% (1 basis point) of the Fund’s average net asset per year, these expenses will be disclosed in the Fund’s table of “Annual Fund Operating Expenses.”

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U.S. Government and Agency Securities.  The types of U.S. Government securities that the Fund will invest in include:  bills, notes, bonds and other debt securities issued by the U. S. Treasury; debt securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government that are backed by the full faith and credit guarantee of the U.S. Government; and debt securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government that are not backed by the full faith and credit guarantee of the U.S. Government.

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6

Repurchase Agreements.  The Fund may buy securities from financial institutions with the understanding that the seller will purchase them back with interest at a later specified date.  At the time the Fund enters into a repurchase agreement, the seller must provide collateral in the form of U.S. government securities with a market value of at least 102% of the value of the securities sold.  During the term of the repurchase agreement, the seller is obligated to maintain collateral of at least 100% of such value.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Other Investment Strategies and Risks

When-Issued Securities, Delayed Delivery Transactions and Forward Commitments.  A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued.  A “delayed delivery” or “forward commitment” transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered.  These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Securities Lending.  In order to enhance return, the Fund may lend portfolio securities with a value up to two-thirds of its total assets to securities firms and financial institutions.  All portfolio securities loans will be secured continuously by collateral in the form of cash or securities issued or guaranteed by the U.S. government, adjusted daily to have a market value at least equal to the current market value of the securities loaned.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, the Fund may lose money and there may be a delay in recovering the loaned securities.  The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.  These events could trigger adverse tax consequences for the Fund.

7

MANAGEMENT OF THE FUND

The Board of Trustees of Ambassador Funds is responsible for generally overseeing the conduct of the MIT Fund’s business.  The Trustees meet at least quarterly to review reports about the Fund’s operations.  Although the Trustees of Ambassador Funds do not manage the MIT Fund, they have hired the Adviser to do so.  At the recommendation of the Adviser, the Board of Trustees approves the Fund’s subadvisers, and its transfer agent, custodian and fund accountant.

Investment Adviser--The Multi-Manager Concept

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The investment adviser (the “Adviser”) for the MIT Fund is GPS Investment Advisors, Inc. d/b/a SBA Investment Advisers.  The Adviser’s business address is 3989 Research Park, Ann Arbor, Michigan 48108.  The Adviser is registered as an investment adviser with the Securities and Exchange Commission.  The Adviser was incorporated in November 2005.  Subject to the overall authority of the Board of Trustees of Ambassador Funds, the Adviser is responsible for the performance of the MIT Fund.  To carry out this responsibility, the Adviser allocates a portion of the MIT Fund’s assets on an approximately equal basis among a number of subadvisers (the “Subadvisers”), currently four in number, and the Adviser may, from time to time, rebalance the portfolio allocation among the Subadvisers to reward those Subadvisers whose performance has been superior.  The basis for the Board of Trustee’s decision to renew or terminate any contract with the Adviser or any Subadviser will be disclosed in the Trust’s Annual Report to Shareholders or its Semi-Annual Report to Shareholders, whichever covers the six-month period during which the Board considers and takes action in this regard.

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The Adviser will continuously monitor the performance of each Subadviser and may recommend changes to the Ambassador Funds Board of Trustees.  All contracts with a Subadviser must be approved by the shareholders of the MIT Fund, although the Fund and the Adviser may decide to apply to the Securities and Exchange Commission for an exemptive order that will allow the MIT Fund and the Adviser, subject to certain conditions, to enter into new subadvisory agreements or materially amend existing subadvisory agreements without shareholder approval.

Subadvisers and Portfolio Managers

The MIT Fund’s current Subadvisers are:

• Ambassador Capital Management, L.L.C.	• Fifth Third Asset Management, Inc.
• BNY Investment Advisors	• Victory Capital Management, Inc.

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Ambassador Capital Management, L.L.C. (“ACM”) is an independent investment advisory firm registered with the Securities and Exchange Commission. The firm meets the criteria for ‘minority ownership’ and its principal office is located at 500 Griswold Street, Suite 2800, Detroit, Michigan 48226.  It was established in 1998 by President and Chief Executive Officer Brian T. Jeffries. ACM specializes in the management of fixed income and cash portfolios for public and private sector clients, including retirement plans, municipalities, corporations, endowments and foundations.  As of September 30, 2007, ACM had approximately $695 million in assets under management, including over $541 million in money market funds.  The portfolio managers from ACM assigned to the Fund are:

8

Gregory A. Prost, CFA - Chief Investment Officer

•

Oversees fixed income research.

•

Directs fixed income strategy.

•

Prior to joining ACM -

•

Partner and senior portfolio manager at Munder Capital Management, Inc. (1995 - 2000), managing fixed income portfolios.

•

B.A. - Kalamazoo College.  M.B.A -Western Michigan University.

Kathryn J. Nurre - Vice President/Senior Portfolio Manager

•

Portfolio manager of ACM since 1998.

•

Over 15 years experience in the capital markets.

•

Prior to joining ACM -

•

Director of short-term investments at the investment management subsidiary of Oppenheimer & Co.  (1994 - 1998).

•

Responsible for the management of over $500 million in client assets.

•

B.A. - University of Cincinnati.

Derek H. Oglesby, CFA - Portfolio Manager

•

Quantitative specialist and mortgage-backed security analyst for ACM.

•

Over 7 years experience in the fixed income markets.

•

Prior to joining ACM in 2000 -

•

Fixed income portfolio analyst with Conning Asset Management Company in Hartford, CT.

•

Responsible for portfolio analytics, credit research, and trading of assets in portfolios exceeding $4 billion in aggregate.

•

Chartered Financial Analyst charter holder.

•

Member of the Investment Analysts Society of Detroit.

•

B.S./Mathematics - Central Missouri State University.  M.B.A. - Michigan State University.

Talmadge D. Gunn, Senior Vice President/Senior Portfolio Manager

•

Mortgage-backed securities specialist.

•

Over 23 years fixed income management experience.

•

Responsible for managing long-term portfolios for ACM.

•

Prior to joining ACM in 2006 -

•

Shareholder and Senior Portfolio Manager at Munder Capital Management, Inc. (1993 – 2006).

•

Assistant Vice President & Senior Trader at Comerica Bank (1983 – 1993).

•

B.A. – University of Michigan.  M.B.A. – University of Detroit.

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9

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BNY Investment Advisors (“BNY”) is a separately identifiable division of The Bank of New York.  BNY’s principal office is located at One Wall Street, New York, New York 10286.  The Bank of New York also maintains corporate offices in the state of Michigan.  Founded in 1784, it is one of the largest commercial banks in the United States, with over $144 billion in assets.  The Bank of New York began offering investment services in the 1830s and as of September 30, 2007, managed more than $140 billion in investments for institutions and individuals, including over $42 billion in money market funds.  The portfolio managers from BNY assigned to the Fund are:

Edward J. Von Sauers, Managing Director, CIO - Head of Short-Term Money Management

•

Joined BNY Asset Management in 1987.

•

Has overall responsibility for over $42 billion in short-term fixed income assets.

•

Member of the Bank’s Investment Policy Committee.

•

Prior to joining the Bank -

•

Portfolio manager for the New York State Power Authority.

•

B.B.A./Finance – Pace University.

•

M.B.A./Finance from Pace University.

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Frank Monasterio -Vice President / Senior Portfolio Manager

•

Senior Portfolio Manager - Short-Term Money Management Department.

•

Employed with The Bank of New York since 1976.

•

Managing short-term portfolios since 1988.

•

Specialist in tax-exempt securities.

•

Prior to managing portfolios within the STMM Department -

•

Worked extensively with securities trading and portfolio management systems, credit analysis and corporate lending.

•

B.A./Economics - Fordham University.

•

M.B.A./Finance - Pace University.

James Boffa - Vice President / Senior Portfolio Manager

•

Senior Short-Term Portfolio Manager - Short-Term Money Management Department.

•

Began his career with The Bank of New York in 1980 -

•

Managing an Operations Group.

•

Specializes in the management of overnight Short-Term portfolios.

•

B.A./Business and Psychology - Pace University.

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Thomas G. Bosh, CFA - Vice President/Senior Portfolio Manager

•

Short-Term Portfolio Manager.

•

Member of the Fixed Income Division since 1992.

•

Also responsible for managing the Bank’s Short-Term Investment Fund.

•

Prior to joining the Bank:

•

Responsible for the worldwide retirement investments for the Interpublic Group of Companies.

•

B.S./Business Administration - Fordham University.

•

M.B.A./Finance - Fordham University.

•

CFA Charter holder.

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10

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Fifth Third Asset Management, Inc. (“FTAM”), a wholly-owned subsidiary of Fifth Third Bancorp, which maintains branch and corporate offices within the state of Michigan, is a SEC registered investment adviser.  At September 30, 2007, FTAM had over $22.4 billion of assets under management, including over $6.5 billion in money market funds.  FTAM is located at 111 Lyon Street, N.W., Grand Rapids, Michigan 49503.  The portfolio managers from FTAM assigned to the Fund are:

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John Hoeting, CFA - Director, Taxable Money Markets

•

Joined Fifth Third in 2000.

•

Primarily responsible for -

•

Formation of short-term fixed income strategies;

•

Management of taxable money market mutual funds.

•

13 years of investment experience.

•

Member of AIMR.

•

Member of Cincinnati Society of Financial Analysts.

•

B.S./Finance – University of Dayton.

•

CFA Charter holder.

Ken Weddle, CFA - Senior Analyst, Fixed Income

•

Joined Fifth Third in 2002.

•

Responsible for monitoring credit quality in -

•

Money market funds;

•

Annuity portfolios;

•

Total return portfolios

•

14 years of investment experience.

•

Member of AIMR.

•

Member of Cincinnati Society of Financial Analysts.

•

B.S./Finance – Indiana University.

•

M.B.A./Finance – Indiana University.

Patty Younker – Portfolio Manager, Fixed Income

•

Joined Fifth Third in 2000.

•

Responsible for Liquid Asset Management (LAM) portfolios.

•

19 years of investment experience.

•

B.S./Business Administration – Davenport University.

Mitch Stapley, CFA – Chief Fixed Income Officer

•

Joined Fifth Third in 2000.

•

Responsible for fixed income strategy and implementation.

•

20 years of investment experience.

•

Member of AIMR.

•

Member of Detroit Bond Club.

•

B.A./Economics and Political Science – Albion College.

11

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Victory Capital Management, Inc. (Victory) is a wholly-owned subsidiary of Key Corp, a financial holding company headquartered in Cleveland, Ohio.  Victory’s principal office is located at 127 Public Square, Cleveland, Ohio 44114.  Key Corp also owns Key Bank, which maintains branch and corporate offices in the State of Michigan.  Victory is a SEC-registered investment advisor that as of September 30, 2007, had over $66.5 billion under management, including $8.6 billion in money market funds.  The portfolio managers from Victory assigned to the Fund are:

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Thomas M. Seay – CIO-Fixed Income Investments/Senior Portfolio Manager & Senior Managing Director

•

Joined the firm and/or its affiliate in 1998.

•

19 years prior investment experience.

•

B.S.B.A. – University of Denver.

•

M.B.A. – University of Virginia.

Michael J. Gabriel – Senior Portfolio Manager & Managing Director

•

Joined the firm and/or its affiliate in 1995.

•

18 years prior investment experience.

•

B.S. - Fordham University.

•

M.B.A. - Fordham University.

Robin S. Hudson – Senior Portfolio Manager & Director

•

Joined the firm and/or its affiliate in 1981.

•

B.S.B.A. – University of Akron.

•

M.B.A. – Baldwin Wallace College.

C. Stephen Wesselkamper – Portfolio Manager & Managing Director

•

Joined the firm and/or its affiliate in 1983.

•

5 years prior investment experience.

•

B.S. – University of Cincinnati.

•

M.B.A. – Xavier University of Cincinnati.

12

INVESTING IN THE FUND

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Investment in the MIT Fund is restricted to government entities and other not-for-profit entities with tax-exempt status.  You may purchase shares of the MIT Fund on any day that the New York Stock Exchange is open and that is not a national holiday.  Purchase orders accepted after a Fund closes will be effective the following business day for regular trading.  You should consult with your legal counsel to ensure that the MIT Fund is a permissible investment for your organization.

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Opening an Account

If you meet the eligibility criteria established above, accounts may be opened only online through the Fund’s website at www.mitfund.com.  Once you access the site, click on “Join” and follow the instructions to complete the online application.  Call our Transfer Agent at 1-888-648-0002 if you have any questions about opening an account.

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What Shares Cost

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The offering price of a share is its net asset value.  The price for all purchase and redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.  We calculate the net asset value per share for the Fund at 4:00 p.m. Eastern Time each day.  The Fund reserves the right to advance the time net asset value is determined.  We will not calculate the net asset value on national holidays or any day that the New York Stock Exchange is not open for trading.  We attempt to stabilize the net asset value per share for the MIT Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method.  Securities for which market prices are not available are valued in accordance with procedures adopted by the Board of Trustees.  These valuation methods are more fully described in the Statement of Additional Information.

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About Purchases

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In order to purchase shares of the MIT Fund on a particular day and begin earning dividends that same day, we must receive your wire order before 4:00 p.m., Eastern Time, on that day.  Funds must be received before 6:00 p.m. Eastern Time. on that day.  Purchases paid for by ACH will not begin earning dividends until the money arrives at the fund, which is typically the business day following placement of the ACH purchase order.

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We reserve the right to suspend the sale of shares of the Fund temporarily and the right to refuse any order to purchase shares of the Fund.  If we receive insufficient payment for a purchase, you will be charged for the overdraft at the rate of federal funds plus 100 basis points on purchase amount.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on the Account Application as part of the MIT Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your exact legal name, federal employer identification number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  Please contact the Transfer Agent at (888) 648-0002 if you need additional assistance when completing an application.

If we do not have a reasonable belief of the identity of a customer, the Account Application will be rejected, or the customer will not be allowed to perform a transaction on the account until the requested information is received. The MIT Fund also reserves the right to close an account within five business days, if clarifying information or documentation is not received.

13

Because the MIT Fund is a money market fund , it invests in short-term fixed income obligations and maintains a stable net asset value per share, and the Board of Trustees of Ambassador Funds has not adopted any policies and procedures designed to deter short-term or excessive trading (so-called “market timing”) in the MIT Fund ..

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How to Buy Shares

1.

Verify Permissibility

•

Consult with your legal counsel to ensure compliance with applicable investment restrictions

2.

Minimum investment requirements

•

$100,000 for initial investments in the MIT Fund (may be waived at the discretion of the Adviser)

•

No minimum for subsequent investments

3.

Making payment by Federal Funds wire

•

Initial Investment by Wire -- If you are making an initial investment in the MIT Fund, before you wire monies, please contact the Transfer Agent.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire transfer of monies using the instructions you were given.

•

Subsequent Investments by Wire -- Before sending your wire transfer of monies, please contact the Transfer Agent to advise it of your intent to wire monies.  This will ensure prompt and accurate credit upon receipt of your wire.

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•

To send by federal funds wire, use the following information:

JP Morgan Chase Bank, New York

ABA Number: 021 000 021

Account Number:  304668583

Account Name:  Michigan Investment Trust

Shareholder Account Number:

FFC: [Shareholder account number and name]

NOTE: Purchases will not be made without proper trade instructions.  Funds received without instructions will not be credited until trades are received.  Purchases will be made at the current trade date.

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4.

Making payment by electronic funds transfer

•

Initial Investment by EFT – Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number.

•

Subsequent Investments by EFT – may be done through the web or by calling the Transfer Agent  at 1-888-648-0002.

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14

REDEEMING FUND SHARES

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You may redeem shares of the Fund on any day that the New York Stock Exchange is open for regular trading and is not a national holiday.  The price for all redemption orders for shares of the Fund will be the next determined net asset value after such orders are considered received.  We calculate the net asset value per share for the Fund at 4:00 p.m., Eastern Time or, if necessary, as of the close of business of the New York Stock Exchange.  The Fund reserves the right to advance the time net asset value is determined.  We will not calculate the net asset value on any day that the New York Stock Exchange is not open for trading.

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About Redemptions

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In order to redeem shares of the Fund and receive payment the same day, we must receive your redemption request via phone before 1:00 p.m., Eastern Time, that day.  The wire will be sent that day and dividends will not be earned on the amount of the redemption.

Request for redemption via Fed wire received after 1:00 p.m. and before 4:00 p.m. Eastern Time will be processed that day but proceeds will not be wired until the following business day.

Proceeds will be wired to an account at any domestic commercial bank that is a member of the Federal Reserve System and has been designated in writing by a shareholder

By EFT:  Requests for redemption via EFT received before 4:00 p.m. Eastern Time on a business day will be processed that day and proceeds from the redemption will be sent the following business day.

To the extent permitted by federal securities laws, we reserve the right to suspend the redemption of shares of the Fund temporarily under extraordinary market conditions such as market closures or restriction or suspension of trading by the Securities and Exchange Commission or in the event an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets.  We may terminate or modify the methods of redemption at any time.  In such case, you will be promptly notified.

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Redemption of Accounts with Balances Under Account Minimums

Due to the high cost of maintaining accounts with low balances, if your account balance with the Fund falls below $1,000, we may choose to redeem those shares and close that account without your consent.  If we plan to close your account, we will notify you and provide you with 30 days to add to your account balance.

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Signature Guarantees – Only Securities Transfer Agents Medallion Program (“STAMP”) guarantees will be accepted.  A notary public in not an acceptable signature guarantor.

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee.  A Medallion Signature Guarantee helps protect you against fraud.  You can obtain one from most banks or securities dealers, but not from a notary public.  A circumstance that may require an original Medallion Signature Guarantee includes sending proceeds via wire or EFT to bank instructions that have been added or changed within 30 days or your redemption request.

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15

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Checkwriting

You may establish checkwriting privileges in the MIT Fund and redeem shares by check.  No fee is charged for ordering or writing checks but you may be charged a fee for any checks presented against an insufficient balance in your account.  To establish checkwriting privileges, mark the appropriate box on the online application and additional documentation will be mailed to you.  If you wish to establish this privilege on an account after it has been opened, contact the Transfer Agent and the appropriate forms will be mailed to you.  Upon the Fund’s receipt of a completed signature card, you will be supplied with checkwriting drafts that are drawn on your Fund account. Please note that you may not close your account by writing a checkwriting draft.  The Fund reserves the right to change or suspend the checkwriting draft service without notice and to charge for the reorder of checkwriting drafts. These checks cannot be certified, nor can these checks be negotiated for cash at The Huntington National Bank.


How to Redeem Shares


1.

Access our website at www.mitfund.com

Login to your account

OR

2.

Call our Transfer Agent

•

JP Morgan  1-888-648-0002

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of "loss."

OR

3.

By checkwriting draft made payable to the order of any person or institution.  For additional details, please refer to page 14 under “Checkwriting”.

Redemption proceeds may be wired or sent via ACH to a commercial bank account authorized on your Account Application.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.

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16

DIVIDENDS AND DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Money Market Fund’s net income and gains on its investments.  The Fund passes substantially all of its earnings along to its shareholders as distributions.  When the Fund earns interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid.  When these gains are distributed to shareholders, it is called a capital gain distribution.  The Money Market Fund declares dividends daily and pays them monthly.  The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of its earnings and profits.  You will treat such a distribution as a return of capital which is applied against, and reduces your basis in, your shares.  You will treat the excess of any such distribution over your basis in your shares as gain from a sale of shares.  The Fund will pay distributions in additional shares of the distributing Fund.  If you wish to receive distributions in cash, either indicate this request on your account application form or notify us by calling JP Morgan at 1-888-648-0002.

TAX CONSEQUENCES

There are many important tax consequences associated with investment in the MIT Funds.  Please read the summary below and consult your tax advisor regarding specific federal, state and local tax consequences applicable to your investment.

The Fund intends to distribute to shareholders dividends of its net investment income and distributions of capital gains.  Distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax.  In addition, sales of Fund shares and capital gains distributions may be subject to federal taxation.  The rate at which you may be taxed on the sale of Fund shares varies depending on the length of time you hold the Fund being sold.  The rate at which you may be taxed on capital gains distributions depends on the length of time the Fund holds the security.

Governmental entities which are shareholders of the Fund will not be subject to federal income tax on distributions from the Fund or on sales of the Fund’s shares.

17

OTHER INFORMATION

Disclosure of Portfolio Holdings Policies and Procedures

A complete description of the policies and procedures regarding the Fund’s disclosure of portfolio holdings may be found in the Fund’s Statement of Additional Information.

Summary of Business Continuity Plan

We are committed to ensuring seamless service and uninterrupted business coverage for all shareholders in the event of an unexpected business disruption.  Ambassador Funds, the Adviser, the Transfer Agent and the Custodian have adopted and regularly review a shared Business Continuity Plan designed to recover their critical business functions in the event of a severe business disruption.

All shareholder data and records are housed and maintained by the Fund’s transfer agent, J.P. Morgan Investor Services Co. (“JP Morgan”), at 303 Broadway, Cincinnati, OH 45202.  Additionally, all Fund transactions (including purchases, redemptions and exchanges) are made exclusively through JP Morgan.

In the event of any disruptive occurrence that would adversely affect JP Morgan’s primary facilities, JP Morgan has developed a comprehensive business continuity plan that is designed to ensure that JP Morgan can continue to carry out its obligations on behalf of Ambassador Funds and fund shareholders.

18

NOTICE OF PRIVACY POLICY AND PRACTICES

Ambassador Funds recognizes and respects the privacy expectations of our customers.  We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with Ambassador Funds or any of its separate investment portfolios (the “Funds”).

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•

Account Applications and other forms, which may include a customer’s name, address, federal employer identification number, and information about a customer’s investment goals and risk tolerance;

•

Account History, including information about the transactions and balances in a customer’s accounts; and

•

Correspondence, written, telephonic or electronic between a customer and a Fund or service providers to a Fund.

Disclosure of Customer Information

We may disclose all of the information described above to certain third parties who are not affiliated with a Fund to process or service a transaction at your request or as permitted by law.  For example, sharing information with companies who maintain or service customer accounts for a Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

Security of Customer Information

We require service providers to a Fund:

•

to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of a Fund; and

•

to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of a Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of a Fund.

19

[BACK COVER]

Government Money Market Series Institutional Shares

Investment Adviser:
SBA INVESTMENT ADVISERS
ANN ARBOR, MICHIGAN

Subadvisers:
Ambassador Capital Management, L.L.C.	Fifth Third Asset Management, Inc.	BNY Investment Advisors	Victory Capital Management, Inc.

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Custodian	Transfer Agent	Registered Independent Public Accountants	Counsel
JPMorgan Chase Bank, N.A.	J.P. Morgan Investor Services Co.	KPMG LLP	Dykema Gossett PLLC Detroit, Michigan


You can find additional information about the MIT Fund in the Ambassador Funds Annual and Semi-Annual Reports to Shareholders and in the Fund’s Statement of Additional Information (“SAI”).  The Annual and Semi-Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings, management’s discussion of Fund performance, market conditions and investment strategies and, in the Annual Report only, the registered independent public accountant’s report.  The SAI contains more detailed information on all aspects of the Fund and is incorporated by reference in (legally considered to be part of) this Prospectus.  To request a free copy of the current Ambassador Funds Annual or Semi-Annual Report to Shareholders or the Fund’s current SAI, to obtain other information about the Fund, or for any other shareholder request, write or call:

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Ambassador Funds

MIT Government Money Market Series

3989 Research Park, Suite 102

Ann Arbor, Michigan 48108

1-888-648-0002


You can visit the SEC’s Internet website (www.sec.gov) to view the Fund’s Annual and Semi-Annual Reports to Shareholders, its SAI, material incorporated by reference, and other information.  Since the Fund’s reports and SAI are available on the SEC’s website, the Fund does not post these reports on its own Internet website (www.mitfund.com).  You can also obtain copies of this information, by visiting the SEC’s Public Reference Room in Washington, D.C. (phone: 1-202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.  You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.


Prospectus

Dated October 31, 2007

Investment Company Act File No. 811-09941


STATEMENT OF ADDITIONAL INFORMATION

Government Money Market Series Institutional Shares


This Statement of Additional Information, also known as an SAI, should be read with the Prospectus for the Fund dated October 31, 2007.  This SAI is not a prospectus itself.  To receive a copy of the Prospectus, please write us or call 1-888-648-0002.

Audited financial statements of the Michigan Investment Trust, Government Money Market Series, together with the report of KPMG LLP, registered independent public accounting firm, will be contained in the Ambassador Funds Annual Report to Shareholders for the fiscal year ending July 31, 2008.  Ambassador Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o Fund Services Group, LLC, 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60187.


Managed by:

SBA Investment Advisers

3989 Research Park Drive

Ann Arbor, MI 48108


October 31, 2007



Page

FUND PHILOSOPHY

 1

MANAGEMENT SELECTION PROCESS

 1

Allocation Among Subadvisers

 1

GENERAL INFORMATION

 1

INVESTMENT STRATEGIES AND RISKS

 1

More About Principal Investment Strategies and Risks

 2

Investment Policies

 4

Determination of Maturity

 4

Disclosure of Portfolio Holdings

 6

MANAGEMENT OF THE TRUST

 6

Trustees and Officers

 6

Compensation

 8

Share Ownership

 8

Indemnification of Trustees and Officers

 9

Investment Adviser

 9

Subadvisers

10

Brokerage Transactions

13

Administrator

14

Transfer Agent and Fund Accountant

14

Custodian

15

Registered Independent Public Accounting Firm

15

Legal Counsel

15

Principal Holders of Securities

15

Code of Ethics

15

Proxy Voting Policies and Procedures

15

SHAREHOLDER RIGHTS

16

DETERMINATION OF NET ASSET VALUE

16

Use of the Amortized Cost Method

17

TAXATION

18

Tax Status of the Fund

18

Tax Status of Shareholders

18

DIVIDENDS AND DISTRIBUTIONS

18

PERFORMANCE INFORMATION

19

Yield

19

Effective Yield

20

FINANCIAL STATEMENTS

20

ANTI-MONEY LAUNDERING PROGRAM

20

APPENDIX--DESCRIPTION OF BOND RATINGS

          A-1

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FUND PHILOSOPHY

Michigan Investment Trust (the “Fund”) is a fund designed to be utilized by public entities in the state of Michigan. The Fund’s primary focus is on safety, liquidity, and return, while complying with applicable Michigan statutes governing the investment of Michigan public funds.

The Fund’s second objective is to employ Michigan financial institutions that have a strong Michigan presence, creating a money market fund for Michigan public entities that is managed by Michigan financial entities.

The Fund will also strive to utilize minority owned / operated service providers in the management and/or administration of the Fund. This will assist Michigan public entities whose investment policies mandate minority participation.

MANAGEMENT SELECTION PROCESS

Michigan Investment Trust is designed to be used primarily by Michigan public schools, municipalities, and other Michigan non-profit entities. Since the funding for these entities is predominately based upon tax income, the advisor and subadviser selection criteria gives consideration to the adviser’s presence within the state of Michigan. The Fund will strive to utilize Michigan banks or related financial institutions who maintain branches and/or offices within the State of Michigan, and/or registered investment advisers whose primary offices are within the state of Michigan.

The Fund will also seek to employ minority owned subadvisers to assist potential investors in addressing minority requirements within their investment policies or by-laws.  Experience and historical returns will also be evaluated during the selection of subadvisers.

Allocation Among Subadvisers

The allocation between the individually managed accounts, through subadvisers and the purchase of mutual funds will be based according to net performance. The Adviser will recommend an allocation to the Board of Trustees no less than annually, or more frequently should the advisor or board deem it appropriate.

GENERAL INFORMATION

Ambassador Funds is a Delaware statutory trust established under a Declaration of Trust, dated March 22, 2000.  The Michigan Investment Trust, Government Money Market Series (the “Fund”), is a series of Ambassador Funds and is an open-end, diversified, management investment company.  Ambassador Funds offers other series of investment portfolios, and this Statement of Additional Information relates only to the Fund.  At the date of this Statement of Additional Information, the Fund’s shares of beneficial interest (“shares”) are comprised of one class only, Institutional Shares.  In the future, the Trust may consider the creation of an additional class or classes of shares for the Fund, as it has done for certain of its other series.

INVESTMENT STRATEGIES AND RISKS

The Prospectus for the Fund describes the principal investment strategies employed to achieve the Fund’s investment objective and the principal risks associated with an investment in the Fund.  Below you will find more detail about the types of investment strategies and risks associated with the Fund, including those which are not considered principal strategies or risks.

1

As stated in the Prospectus, the investment objective of the Fund is to provide a high level of current income consistent with the preservation of capital and liquidity.  A description of the types of securities purchased by the Fund is contained in the Prospectus under the caption “Investment Objectives and Policies”.  While there is no assurance that the Fund will achieve its objective, it endeavors to do so by following the investment policies described herein.

More About Principal Investment Strategies and Risks

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in thirteen months or less, and in repurchase agreements collateralized by such securities.  The average maturity of the securities in the Fund’s portfolio, computed on a dollar-weighted basis, will be 90 days’ or less.  Unless otherwise indicated, the investment policies of the Fund may be changed by the Board of Trustee of the Trust without shareholder approval.  Shareholders will be notified before any material change in these policies becomes effective.

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United States Government and Agency Securities.  The Fund invests in United States Government and Agency securities.  These instruments are either issued or guaranteed by the U.S. Government, its agencies and instrumentalities.  These securities include issues of the United States Treasury, such as bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government which are established under the authority of an Act of Congress.  Issues of such agencies and instrumentalities may include (but are limited to), for example, securities issued by the Government National Mortgage Association, the Tennessee Valley Authority, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit System, and the Student Loan Marketing Association.  Some of these securities, such as U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Treasury; others, such as obligations of the Federal National Mortgage Association, are not full faith and credit obligations of the U.S. Treasury but are supported to a limited extent by the discretionary authority of the U.S. Treasury to make loans to the issuer; and others, such as securities issued by the Federal Home Loan Banks, are sponsored by the U.S. Government but are supported only by the credit of the instrumentality itself.  No assurance can be given that the U.S. Government would provide financial support to its sponsored instrumentalities if it is not obligated to do so by law.  The Fund’s Subadvisers will invest in the securities of such an instrumentality only when it is satisfied that the credit risk with respect to such instrumentality is minimal.  The Fund does not invest in obligations insured by the Federal Deposit Insurance Corporation.

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Variable and Floating Rate Securities.  Some of the short-term securities the Fund may purchase carry variable or floating interest rates.  Variable rate securities have a rate of interest subject to adjustment on specified dates at least annually and will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.  Floating rate securities have a rate of interest which adjusts whenever a specified interest rate changes.  Interest rate adjustments are ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices.  Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate securities having maturities equal to the interest rate adjustment dates of the variable rate securities.

Zero Coupon Securities.  These are U.S. Treasury obligations which have been stripped of their unmatured interest coupons and receipts.  These securities are issued at a discount from their face value because interest payments are typically postponed until maturity.  The market prices of zero coupon U.S.

2

Treasury securities generally are more sensitive to changes in interest rates than comparable maturity securities that make current distributions of interest.

When-Issued and Delayed Delivery Transactions.  The Fund may participate in when-issued and delayed delivery transactions.  These transactions are made to secure what is considered to be an advantageous price or yield.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date.  These assets are marked-to-market daily and are maintained until the transaction has been settled.  The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

When-issued and delayed delivery transactions are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement.  The payment obligation and the interest rate that the Fund will receive on the securities are each fixed at the time the Fund enters into the commitment.  Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually purchasing the securities.  If a subadviser deems it advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.  The market value of the securities underlying a when-issued or delayed delivery transaction, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on securities it has committed to purchase until they are paid for and delivered on the settlement date.

Securities Lending.  In order to enhance return, the Fund may lend portfolio securities with a value up to two-thirds of its total assets to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or short-term U.S. government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned.  These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities.  In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.

The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.  In determining whether the Fund will lend securities, a subadviser will consider all relevant facts and circumstances.  The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which a subadviser has determined are creditworthy under guidelines established by the Board of Trustees.

3

Investment Policies

The following investment limitations are “fundamental investment policies,” which means that the policy may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund (as defined in the 1940 Act).

Selling Short and Buying on Margin.  The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Issuing Senior Securities and Borrowing Money.  The Fund will not issue senior securities, except that it may borrow money directly from banks or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only up to 5% of its total assets, in order to meet redemption requests without immediately selling portfolio instruments.  Any direct borrowings need not be collateralized. The Fund has no present intention to borrow money.

Underwriting.  The Fund will not engage in underwriting of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Lending Cash or Securities.  The Fund may lend portfolio securities in an amount of up to two-thirds of its assets.  In addition, the Fund may purchase or hold debt securities, including repurchase agreements as permitted by its investment objective, policies and limitations.  The Fund will not otherwise make loans of its cash or securities.

The securities in which the Fund invests are traded primarily in the over-the-counter market.  Where possible, the Fund will deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.  Such dealers usually are acting as principal for their own account.  On occasion, securities may be purchased directly from the issuer.

Under the Investment Company Act of 1940, persons affiliated with the Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Securities and Exchange Commission.  Since over-the-counter transactions are usually principal transactions, affiliated persons of the Fund, including any of its Subadvisers, may not serve as dealers for the Fund in connection with such transactions.  The Subadvisers, in addition, will not serve as the Fund’s broker in over-the-counter transactions conducted on an agency basis.  The Fund will not purchase securities from any underwriting syndicate of which any Subadviser or any affiliate of a Subadviser is the manager.

Determination of Maturity

As described in the Prospectus, a security will not be purchased by the Fund unless its maturity is 397 days or less from the date of purchase, and the dollar-weighted average maturity of the Fund will not exceed 90 days. The maturity of the Fund investment security is determined pursuant to Rule 2a-7 under the Investment Company Act of 1940.  Rule 2a-7 provides that the maturity of an instrument will be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made, except as follows:

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•

Certain U.S. Government Instruments.  An instrument that is issued or guaranteed by the United States Government or an agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

•

Variable Rate Instruments.  A “variable rate instrument” (defined as an instrument the terms of which provide for establishment of a new interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value), the principal amount of which is scheduled on the face of the instrument to be paid in 397 calendar days or less, will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

•

Variable Rate Instruments Subject to Demand Feature.  A variable rate instrument that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

•

Floating Rate Instruments Subject to Demand Feature.  A “floating rate instrument” (defined as an instrument the terms of which provide for adjustment of the interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value) that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

•

Repurchase Agreements.  A repurchase agreement will be treated as having a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

•

Fund Lending Agreements.  The Fund lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

A “demand feature” is defined in Rule 2a-7 as a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either (a) at any time on no more than 30 days’ notice or (b) at specified intervals not exceeding 397 days and upon no more than 30 days’ notice.

Because the Fund intends to utilize the procedures specified in Rule 2a-7 to determine the maturity of its Fund instruments, further revision of Rule 2a-7 or pronouncements clarifying or interpreting the scope of its application may affect the Fund’s method for determining maturity of its Fund instruments.

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Disclosure of Portfolio Holdings

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It is the policy of the Fund to disclose portfolio holdings within 30 days after the end of each calendar quarter.  A free copy of the list of portfolio holdings can be obtained by calling the Adviser, toll free, at (888) 648-0002.  This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which is filed with the Securities and Exchange Commission within sixty days of each fiscal quarter end.  The Fund discloses portfolio holdings in connection with the day-to-day operations and management of the Fund, including to the Fund’s custodian and registered independent public accountants.  Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services, portfolio management and trading systems.  Nothing contained in the policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

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MANAGEMENT OF THE TRUST

Trustees and Officers

The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund’s business.  The Trustees have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust.  Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and officers of the Trust is set forth below.

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Name, Year of Birth and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served with respect to the MIT Fund(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held(2)
DISINTERESTED TRUSTEES
Nicholas J. DeGrazia (1943) P.O. Box 38 North Street, MI 48049	Trustee	Indefinite term; since 2006	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt, Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, LLC from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	2	None
Ronald E. Hall (1943) Bridgewater Interiors 4617 West Fort Street Detroit, MI 48209	Trustee	Indefinite term; since 2006	President, CEO and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc. since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	2	United American Healthcare Corporation, since 2001
Conrad W. Koski (1945) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Trustee and Chairman	Indefinite term; since 2006	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	2	None

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Name, Year of Birth and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served with respect to the MIT Fund(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held(2)
INTERESTED TRUSTEES(3)
Brian T. Jeffries (1965) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Trustee and President	Indefinite term; since 2006	Founder and President of Ambassador Capital Management, L.L.C. since 1998; Partner and Portfolio Manager of Munder Capital Management from 1994-1998.	2	None
Gregory A. Prost (1966) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Trustee and Vice President	Indefinite term; since 2006	Chief Investment Officer of Ambassador Capital Management, L.LC., since 2000; Partner and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000	2	None
 OFFICERS WHO ARE NOT TRUSTEES
Kathryn J. Nurre (1954) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Secretary	Indefinite term; since 2006	Vice President and Senior Portfolio Manager of Ambassador Capital Management, L.L.C. since 1998; Director of Short Term Investments of Cranbrook Capital Management from 1994-1998.	-	None
Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Road Wheaton, IL 60187	Chief Compliance Officer	Indefinite term; since 2006	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.	-	None
Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Road Wheaton, IL 60187	Treasurer and CFO	Indefinite term; since 2006	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.	-	None
Gary R. Schaefer (1946) Ambassador Capital Management, L.L.C. 1776-A South Naperville Road Wheaton, IL 60187	Assistant Secretary	Indefinite term; since 2006	Portfolio manager, Ambassador Capital Management, L.L.C. since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.	-	None
Derek Oglesby (1977) Ambassador Funds 500 Griswold Avenue Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2006	Research Analyst, Ambassador Capital Management, L.L.C. since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.	-	None

_________

(1)  Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor.  Each officer is elected annually.

(2)  Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant to federal securities laws and any investment company registered with the SEC.

(3)  Messrs. Jeffries and Prost are “interested Trustees” because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, L.L.C., one of the sub-advisors to the Fund.

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The Board of Trustees has established an Audit Committee comprised of the three “disinterested” trustees. The Audit Committee is responsible for retaining and overseeing the Trust’s registered independent public accountants and approving the services performed by them, and for overseeing the Trust’s financial reporting process, accounting principles and its system of internal accounting controls.  The Audit Committee is also responsible for overseeing the Fund’s legal compliance and ethics programs.  The Audit Committee operates under a written charter adopted by the Board of Trustees.  The Audit Committee met once during the fiscal year ended July 31, 2007.  No other committees have been established by the Board of Trustees.  During the most recently completed fiscal year for the Trust, the Board of Trustees held four regular quarterly meetings and all of the Trustees attended at least 75% of these meetings.

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Compensation

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During the fiscal year ended July 31, 2007, disinterested trustees of Ambassador Funds received the following compensation from the Trust:

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Trustee Compensation Table For the Fiscal Year Ended July 31, 2007
Name of Person, Position	Aggregate Compensation From Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from Registrant Paid to Trustees
Nicholas J. DeGrazia, Trustee	$11,000	$0	$11,000
Ronald E. Hall, Trustee	$ 9,000	$0	$ 9,000
Conrad W. Koski, Trustee	$11,000	$0	$11,000

None of the Interested Trustees or officers of the Trust received any remuneration from the Trust during the fiscal year ended July 31, 2007.  None of the Disinterested Trustees owns any interest in the Adviser.  There are no pension or retirement benefit plans or programs in effect for Trustees of the Trust.  For the fiscal year ending July 31, 2008, the Trustees will be paid an annual retainer of $3,000, regular meeting fees of $2,000 per meeting and special meeting fees of $500 per meeting for all of the funds that are part of Ambassador Funds. None of the officers and none of the Trustees who are interested persons of Ambassador Funds will receive any compensation from the Fund for their service as such during the current fiscal year.

Share Ownership

Information about the shares of beneficial interest beneficially owned by the Trustees of Ambassador Funds as of July 31, 2007, in each of the separate Funds which is a series of Ambassador Funds, is shown in the following table.

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Name of Trustee	Dollar Range of Equity Securities held in the Michigan Investment Trust, Government Money Market Series	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee for all Ambassador Funds
DISINTERESTED TRUSTEES
Nicholas J. DeGrazia	Michigan Investment Trust, Government Money Market Series None	None
Ronald E. Hall	Michigan Investment Trust, Government Money Market Series None	None
Conrad W. Koski	Michigan Investment Trust, Government Money Market Series None	None
INTERESTED TRUSTEES
Brian T. Jeffries	Michigan Investment Trust, Government Money Market Series None	$1 to $10,000
Gregory A. Prost	Michigan Investment Trust, Government Money Market Series None	None

Indemnification of Trustees and Officers

The Ambassador Funds Agreement and Declaration of Trust provides that Ambassador Funds will, to the fullest extent permitted by law, indemnify our Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with Ambassador Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith and in the reasonable belief that their actions were in the best interests of the Trust, or that such indemnification would relieve any officer or Trustee of any liability to Ambassador Funds or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties.  Ambassador Funds, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

Investment Adviser

GPS Investment Advisors, Inc. d/b/a SBA Investment Advisers (the “Adviser”), is the investment adviser to the Fund.  The Adviser is an independent investment advisory firm dedicated exclusively to the fixed income investment management business.  Founded in 2001, the Adviser specializes in providing management of fixed income and cash portfolios for counties, municipalities, school districts and other public agencies and authorities in Michigan.  The Adviser is headquartered in Ann Arbor, Michigan, and is controlled by Richard W. Barch and Bernard J. Courson, each of whom owns 50% of the voting stock of the Adviser.

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Under an Investment Advisory Agreement with the Trust, the Adviser provides the Fund with investment supervisory services and certain administrative services.  The Adviser oversees the management of the investment operations of the Fund and the composition of the Fund’s investment portfolio, including the purchase, retention and sale of securities in the portfolio, in accordance with the Fund’s investment objectives, policies and restrictions.  The Fund pays an annual investment advisory fee to the Adviser equal to 0.21% of the Fund’s average daily net assets.  The Investment Advisory Agreement may be terminated without penalty at any time by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days’ written notice.  The Investment Advisory Agreement also terminates without payment of any penalty in the event of its assignment.  The Investment Advisory Agreement provides that it will continue in effect for an initial two year term and thereafter from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.  The Investment Advisory Agreement for the Fund was most recently approved by the Board of Trustees of the Fund, including the “disinterested” Trustees, at a meeting held on October 25, 2007, and was approved by the initial shareholder of the Fund subsequent to that date.

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Subadvisers

The Investment Advisory Agreement authorizes the Adviser to employ multiple subadvisers for the Fund, which subadvisers furnish the day-to-day portfolio management services for a portion of the Fund’s assets. Even though subadvisers are employed for the Fund, the Adviser will continue to have responsibility for all investment advisory services furnished by the sub-advisors.  The Fund’s Prospectus sets forth information about the employment and educational background of the individuals who are employed as portfolio managers by the sub-advisors described below.  The Adviser pays each subadviser out of its own resources; the Fund has no obligation to pay the sub-advisors.  Each subadviser has entered into a subadvisory agreement (“Subadvisory Agreement”) with the Adviser and the Trust, on behalf of the Fund.  Each subadviser is responsible to provide the Fund with advice concerning the investment management of a portion of the Fund’s portfolio that is consistent with the investment objectives and policies of the Fund.  The subadviser determines which securities shall be purchased, sold or held for that portion of the Fund’s assets that it has responsibility for managing.  Each subadviser is responsible for bearing its own costs of providing services to the Fund.  Each subadviser’s fee is equal to 0.10% of the Fund’s average daily net assets managed by the subadviser.

Ambassador Capital Management, LLC

Portfolio Management Team.  Gregory A. Prost, Kathryn J. Nurre, Talmadge D. Gunn and Derek Oglesby of Ambassador Capital Management, L.L.C., comprise the portfolio management team for this Subadviser.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of September 30, 2007 for Mr. Prost, Ms. Nurre, Mr. Gunn and Mr. Oglesby:

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Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Gregory A. Prost	1	$535,056	0	$0	17	$160,210	$695,266
Kathryn J. Nurre	1	$535,056	0	$0	12	$ 62,246	$597,302
Derek Oglesby	1	$535,056	0	$0	10	$134,208	$669,264
Talmadge D. Gunn	0	$0	0	$0	5	$ 97,963	$ 97,963

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BNY Investment Advisers

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Portfolio Management Team.  Edward J. Von Sauers, Frank Monasterio, James Boffa and Thomas G. Bosh of BNY Investment Advisers comprise the portfolio management team for this Subadviser.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of September 30, 2007:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Edward J. Von Sauers*	6	$17,193,488	2	$9,574,003	317	$15,979,368	$42,746,859
Frank Monasterio	6	$17,193,488	2	$9,574,003	317	$15,979,368	$42,746,859
James Boffa	6	$17,193,488	2	$9,574,003	317	$15,979,368	$42,746,859
Thomas G. Bosh	6	$17,193,488	2	$9,574,003	317	$15,979,368	$42,746,859

*Accounts are team managed with Edward Von Sauers having overall authority.

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Fifth Third Asset Management, Inc.

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Portfolio Management Team.  John Hoeting, Ken Weddle, Patty Youker and Mitch Stapley of Fifth Third Asset Management, Inc., comprise the portfolio management team for this Subadviser.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of September 30, 2007:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
John Hoeting	7	$6,516,684	5	$612,105	96	$1,506,680	$ 8,635,469
Ken Weddle	18	$8,121,892	6	$650,290	305	$4,884,941	$13,657,123
Patty Younker	7	$6,516,684	5	$612,105	96	$1,506,680	$ 8,635,469
Mitch Stapley	18	$8,121,892	6	$650,290	305	$4,884,941	$13,657,123

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Victory Capital Management, Inc.

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Portfolio Management Team.  Thomas M. Seay, Michael J. Gabriel, Robin S. Hudson and C. Stephen Wesselkamper of Victory Capital Management Inc., comprise the portfolio management team for this Subadviser.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of September 30, 2007:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Thomas M. Seay	11	$6,878,204	15	$3,694,927	148	$3,730,652	$14,303,783
Michael J. Gabriel	8	$6,255,152	3	$1,498,902	16	$1,060,566	$ 8,814,620
Robin S. Hudson	8	$6,255,152	3	$1,498,902	16	$1,060,566	$ 8,814,620
C. Stephen Wesselkamper	8	$6,255,152	3	$1,498,902	16	$1,060,566	$ 8,814,620

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Portfolio Management Conflicts of Interest.  As indicated in the tables above, personnel from the sub-advisors may be part of one or more portfolio management teams servicing numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager or other team member devoting unequal time and attention to the management of a particular account.  Although a subadviser does not track the time that each portfolio manager spends on a single account, the subadviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  A subadviser seeks to manage competing interests for the time and attention of a portfolio management team by having portfolio management teams focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio management team within the same investment discipline, however, a subadviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio management team will vary.

Each subadviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, each subadviser monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with the subadviser’s Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940.  Furthermore, senior personnel of each subadviser periodically review the performance of all portfolio managers.

In addition, to the extent that trade orders are aggregated conflicts may arise when aggregating and/or allocating aggregated trades.  A subadviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

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Portfolio Management Team Compensation.  The portfolio managers of each subadviser may receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below.  The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.  Generally, portfolio managers receive base salary compensation based on the level of their position with the subadviser.  In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation generally consists of an annual cash bonus.  Several factors are employed by a subadviser to determine discretionary compensation for the portfolio managers, which can vary by portfolio management team and circumstances.  In order of relative importance, these factors include:

•

Investment performance of the accounts managed by the portfolio manager.  Investment performance is calculated for one-, three- and five-year periods measured against a fund’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

•

Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

•

Contribution to the business objectives of the subadviser;

•

The dollar amount of assets managed by the portfolio manager;

•

Market compensation survey research by independent third parties; and

•

Other qualitative factors, such as contributions to client objectives.

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Portfolio Management Team Fund Ownership.  Since the Fund had not yet commenced operations as of October 31, 2007, the sub-advisors’ portfolio managers did not own any equity securities in the Fund as of such date.

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Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, a subadviser looks for prompt execution of the order at a favorable price.  In working with dealers, the sub-advisors will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  Decisions on portfolio transactions and selection of brokers and dealers are subject to review by the Trustees.

A subadviser may select brokers and dealers who offer brokerage and research services.  These services may be furnished directly to the Fund, the advisor, and/or the subadviser and may include:

•

advice as to the advisability of investing in securities;

•

security analysis and reports;

•

economic studies;

•

industry studies;

•

receipt of quotations for portfolio evaluations; and

•

similar services.

A subadviser will exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions.  The subadviser will determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and

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research services provided.  Research services provided by brokers and dealers may be used by a subadviser to advise the Fund as well as other accounts.  To the extent that receipt of these services may supplant services for which a subadviser might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the Fund described herein are made independently from those of the other accounts managed by a subadviser, investments of the type the Fund may make may also be made by those other accounts.  When the Fund and one or more other accounts managed by a subadviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the subadviser to be equitable to each.  In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.  In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Administrator

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The Trust has entered into an Administration Agreement with Fund Services Group, LLC (“Fund Services”) pursuant to which Fund Services provides administrative and compliance services to the Fund.  Fund Services is 45.5% owned by Monetta Financial Services, Inc., 45.5% owned by Ambassador Capital Management, L.L.C., one of the sub-advisors to the Fund, and 9% owned by Maria De Nicolo of Fund Services.  The Administration Agreement provides that each respective series of the Trust shall pay to Fund Services compensation at the following annual rate:  4 basis points (0.04%) on the first $500 million in net assets of the series of the Trust; 3 basis points (0.03%) on the next $500 million of net assets of the series of the Trust; and 2 basis points (0.02%) on net assets of the series of the Trust in excess of $1 billion.  A minimum annual fee of $30,000 per series applies and provides further that the fees payable by each Series shall go into effect at such time as each Series has assets in excess of $10 million.  This compensation is calculated and accrued daily and paid monthly.  The Trust pays Fund Services an annual fee of $15,000 for compliance services and implementation of the Trust’s compliance programs and procedures. In addition to the fees set forth above, the Fund also reimburses Fund Services for its reasonable out-of-pocket expenses.

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Fund Services’ responsibilities while acting as administrator are described in the Administration Agreement with the Fund, and include administrative services, such as calculating expenses and related disbursements, assisting with the preparation of regulatory filings (including prospectuses), shareholder communications, supervising the Fund’s transfer agent, calculating performance data and other related affairs of the Fund.

Transfer Agent and Fund Accountant

The Trust has entered into an agreement with J.P. Morgan Investor Services Co. (“JPMorgan”), whose address is 303 Broadway, Cincinnati, Ohio 45202, pursuant to which, JPMorgan provides fund accounting services and transfer agent services.  JPMorgan’s responsibilities as Transfer Agent include receiving and processing orders and redemption requests, maintaining shareholder accounts and records, mailing reports to shareholders and other related services.  JPMorgan’s services as fund accountant include services such as maintaining the Fund’s books and records, performing daily accounting and expense accruals, preparing various reports for the Adviser and the Board of the Trust and other related services.  The Trust pays JPMorgan a minimum annual fee of $75,000 for transfer agent services and a minimum annual fee of $20,000 for fund accounting services per fund.

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Custodian

The Fund has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (“Custodian”) whose address is 3 Chase MetroTech Center, Brooklyn, New York 11245, pursuant to which that bank was appointed as custodian (the “Custodian”) for the Fund’s portfolio securities.  Pursuant to this Custody Agreement, the Custodian will earn an annual fee based on the following terms:  1 basis point (0.01%) on the first $200 million of net assets of the Fund, 0.75 basis points (0.075%) on the next $300 million of net assets, 0.50 basis points (0.005%) on the next $500 million in net assets and 0.25 basis points (0.025%) of net assets in excess of $1 billion.  A minimum annual fee of $20,000 applies.  The Custodian is responsible for the safekeeping of the Fund’s assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund.

Registered Independent Public Accounting Firm

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KPMG LLP, whose address is 303 East Wacker Drive, Chicago, IL 60601-5212, was appointed on October 25, 2007, to serve as the registered independent public accounting firm for the Fund for the fiscal year ending July 31, 2008.

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Legal Counsel

Dykema Gossett PLLC, whose address is 400 Renaissance Center, Detroit, Michigan 48243, serves as legal counsel to the Trust.

Principal Holders of Securities

As of September 30, 2007, no person owned of record, or beneficially, 5% or more of the shares of the Fund. As of September 30, 2007, the Trustees and officers, as a group, did not own any of the shares of the Fund.

Code of Ethics

Because the Fund is a money market fund, neither the Trust, nor the Adviser nor any subadviser is required to adopt and implement a code of ethics that complies with Rule 17j-1 under the 1940 Act.

Proxy Voting Policies and Procedures

Because the Fund invests exclusively in debt securities and related investments, it does not become an “owner” of the issuer of those securities and typically does not have the right to vote on items of business that the issuers of those securities present to their shareholders from time to time.  Thus, the Trust has not adopted a proxy voting procedure or policy for the Fund.

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SHAREHOLDER RIGHTS

As of the date of this SAI, the Fund offers one classes of shares:  Institutional Shares.  Shares of the Fund, representing beneficial interests in the Fund, are fully transferable.  Each share is entitled to dividends declared by the Trustees, and if the Fund is liquidated, shareholders will receive the net assets of the Fund attributable to the shares held.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a shareholder vote, and a proportionate fractional vote for each fractional share held.  Ambassador Funds shareholders will vote in the aggregate and not by Fund, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the Fund.  The rights of shareholders cannot be modified without a majority vote.

Neither the Trust nor the Fund is required to hold annual meetings of shareholders for the purpose of electing Trustees, except that (i) the Trust is required to hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders.  In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Fund.  Upon written request by the holders of shares representing 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, we will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund.  However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund.  The Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund.  Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

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Shareholder inquiries regarding shares of the Fund should be directed (by mail) to Ambassador Funds, c/o J.P. Morgan Investor Services Co., 303 Broadway, Cincinnati, Ohio 45202, telephone:  (888) 648-0002.

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DETERMINATION OF NET ASSET VALUE

Net asset value is calculated at 4:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market on any day that the New York Stock Exchange is open for regular trading, except on (i) days on which there are not sufficient changes in the value of the Fund’s portfolio securities to affect materially its net asset value; (ii) days during which no shares are tendered and no orders to purchase shares are received; and (iii) any day the bond markets do not open or on which they close early, such as holidays or days in advance of holidays, or in the event of an emergency.  The Fund attempts to stabilize the value of its shares at $1.00.

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Use of the Amortized Cost Method

The Trustees have decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost.  The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. The Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions of $1.00.  These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated.

If the Trustees believe that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results.  These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Fund, withholding or reducing dividends, reducing the number of the Fund’s outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations.

Certain of the obligations in which the Fund may invest may be variable or floating rate government instruments, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

The Fund may also invest in U.S. Government money market mutual funds offered either by the Fund’s custodian or a third party approved by the Fund’s Adviser. Funds invested in Government money market mutual funds will be excluded from determining the Fund’s assets for the purposes of fee calculations.

The funds invested in U.S. Government money market mutual funds will be subject to an established percentage limit of the portfolio’s assets as a whole, and excess balances will be transferred to the sub-advisors’ portfolios no less than weekly. The Adviser will recommend an established percentage to the board for limits on investments made in government money market mutual funds for board approval.

Under the guidelines adopted by the Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940, when in the best interests of the shareholders, the Adviser may be required to promptly take appropriate action with respect to an obligation held in the Fund’s portfolio in the event of certain developments that indicate a reduction in the instrument’s credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

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The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by a subadviser with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO.  A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

TAXATION

Tax Status of the Fund

The Fund will pay no federal income tax because it meets the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.  To qualify for this treatment, the Fund must, among other requirements:

•

derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

•

invest in securities within certain statutory limits; and

•

distribute to its shareholders at least 90% of its net income earned during the year.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before re-qualifying as a regulated investment company that is accorded special tax treatment.  In addition, all distributions by the Fund would be taxed as if made by a regular corporation thus the Fund could not pay exempt-interest or capital gains dividends.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, it will be subject to a 4% excise tax on the undistributed amounts.  The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Tax Status of Shareholders

The fund is available strictly to Michigan school districts, Michigan municipalities, and/or other Michigan based or headquartered non-profit organizations considered tax-exempt entities. Individuals or entities that are subject to federal income tax should not invest in the fund.

DIVIDENDS AND DISTRIBUTIONS

The net investment income shares of the Fund is determined as of 4:00 p.m., Eastern Time, each day on which the Fund offers shares (a “Business Day”).  All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value.  Unless the Business Day before a weekend or

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holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund’s income for the subsequent non-business day or days.  No daily dividend will include any amount of net income in respect of a subsequent semi-annual accounting period.  Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and amortized market premium.  Amortized market discount is included in interest income.  The Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Fund will have a positive net income at the time of each determination of net income.  Net income may be negative if an unexpected liability must be accrued or a loss realized.  If the net income of the Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder’s account of the applicable class or classes, (2) offset each shareholder’s pro rata portion of negative net income against the shareholder’s accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to obtain the net asset value per share of the applicable class or classes at $1.00.  The Trustees may endeavor to restore the Fund’s net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

If the Fund incurs or anticipates, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders.  Such expenses or losses may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

PERFORMANCE INFORMATION

From time to time, the Fund may advertise performance, including yields, effective yields and total returns as described below.

Yield

The Fund calculates yield daily, based upon the seven days ending on the day of the calculation, called the “base period.”  This yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7).

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To the extent that financial institutions and broker-dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

Effective Yield

The effective yield of the Fund is computed by compounding the unannualized base period return by: (1) adding 1 to the base period return, (2) raising the sum to the 365/7th power; and (3) subtracting 1 from the result.

Average annual total return is the average compounded rate of return for a given period that would equate an initial investment of $1,000 with the ending redeemable value of that investment.  The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at that time.  The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, plus any additional shares earned assuming reinvestment of all dividends and distributions.

FINANCIAL STATEMENTS

The report of KPMG LLP, registered independent public accounting firm, and the audited financial statements of the Michigan Investment Trust, Government Money Market Series, will be contained in the Ambassador Funds Annual Report to Shareholders for each fiscal year. Ambassador Funds will furnish a copy of its Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o Fund Services Group, LLC, 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60187.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

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APPENDIX--DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group Corporate Bond Rating Definitions

AAA - Debt rated “AAA” has the highest rating assigned by Standard & Poor’s Ratings Group.  Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

Moody’s Investors Service, Inc. Corporate Bond Rating Definitions

Aaa - Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Duff & Phelps, Inc. Corporate Bond Rating Definitions

AAA - Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- - High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate.  However, risk factors are more variable and greater in periods of economic stress.

Fitch IBCA Long-Term Definitions

AAA - Obligations for which there is the lowest expectation of credit risk.  Assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations for which there is a very low expectation of credit risk.  They indicated very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk.  The capacity for timely repayment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

Standard and Poor’s Ratings Group Commercial Paper Rating Definitions

A-1 - This designation indicates that the degree of safety regarding timely payment strong.  Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

Moody’s Investors Service, Inc. Commercial Paper Rating Definitions

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations.  P-1 repayment capacity will often be evidenced by many of the following characteristics:

•

Leading market positions in well-established industries;

•

High rates of return on funds employed;

•

Conservative capitalization structure with moderate reliance on debt and ample asset protection;

•

Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

•

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations.  This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody’s or S&P.  However, management considers them to be of good quality.

Duff & Phelps, Inc. Commercial Paper Rating Definitions

Duff 1+ - Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.  Duff 1-High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2 - Good certainty of timely payment Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

Fitch IBCA Commercial Paper Rating Definitions

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment.  However, the relative degree of risk is slightly higher than for issues classified as “A1” and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment.  Such capacity is more susceptible to adverse changes in business, economic or financial conditions.

PART C.  OTHER INFORMATION

Item 23.  Exhibits

(a)

Declaration of Trust of the Registrant (previously filed as Exhibit (a) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(b)

By-Laws of the Registrant (previously filed as Exhibit (b) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(c)

See Exhibits (a) and (b)

(d)(1)

Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Ambassador Money Market Fund (previously filed as Exhibit (d) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

 (d)(3)

Advisory Agreement between the Registrant and SBA Investment Advisers, Inc., relating to the Michigan Investment Trust (filed herewith)

(d)(4)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and BNY Investment Advisors, relating to the Michigan Investment Trust (previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 12 to this Registration Statement, filed on May 12, 2006, and incorporated herein by reference)

(d)(5)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Fifth Third Asset Management, Inc., relating to the Michigan Investment Trust (previously filed as Exhibit (d)(5) to Post-Effective Amendment No. 12 to this Registration Statement, filed on May 12, 2006, and incorporated herein by reference)

(d)(6)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Ambassador Capital Management, LLC, relating to the Michigan Investment Trust (previously filed as Exhibit (d)(6) to Post-Effective Amendment No. 13 to this Registration Statement, filed on November 29, 2006, and incorporated herein by reference)

(d)(7)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Victory Capital Management, Inc., relating to the Michigan Investment Trust (filed herewith)

(e)

Not applicable

(f)

Not applicable

(g)(1)(A)

Custody Agreement between the Registrant and U.S. Bank National Association relating to the Ambassador Money Market Fund and the Ambassador Broadmarket Plus Fund (previously filed as Exhibit (g) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(g)(1)(B)

First Amendment to Exhibit C to Custody Agreement between Registrant and U.S. Bank National Association (previously filed as Exhibit (g)(1)(B) to Post-Effective Amendment No. 9 to this Registration Statement, filed on October 28, 2005, and incorporated herein by reference)

(g)(2)

Domestic Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., relating to the Michigan Investment Trust (previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 13 to this Registration Statement, filed on November 29, 2006, and incorporated herein by reference)

(h)(1)(A)

Administration Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(1)(B) First Amendment to Exhibit A to Administration Agreement between the Registrant and Fund Services Group, LLC relating to the Ambassador Money Market Fund (filed herewith)

(h)(2)(A)

Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC relating to the Ambassador Money Market Fund and the Ambassador Broadmarket Plus Fund (previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(2)(B)

First Amendment to Exhibit A to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC relating to the Ambassador Money Market Fund (previously filed as Exhibit (h)(2)(B) to Post-Effective Amendment No. 7 to this Registration Statement, filed on July 15, 2005, and incorporated herein by reference)

(h)(3)(A)

Fund Accounting Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(3)(B)  First Amendment to Exhibit A to Fund Accounting Agreement between the Registrant and Fund Services Group, LLC relating to the Ambassador Money Market Fund (previously filed as Exhibit (h)(3)(B) to Post-Effective Amendment No. 13 to this Registration Statement, filed on November 29, 2006, and incorporated herein by reference)

(h)(4)

Mutual Fund Service Agreement between the Registrant and J.P. Morgan Investors Services Co., relating to the Michigan Investment Trust (previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 13 to this Registration Statement, filed on November 29, 2006, and incorporated herein by reference)

(i)

Opinion and Consent of Dykema Gossett PLLC as to legality of shares of the Ambassador Money Market Fund and the Michigan Investment Trust, Government Money Market Series being registered (filed herewith)

(j)(1)

Consent of KPMG, LLP – Ambassador Money Market Fund (filed herewith)

(j)(2)

Consent of KPMG, LLP – Michigan Investment Trust Government Money Market Fund Series (filed herewith)

(k)

Not applicable

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(l)(1)

Subscription Agreement relating to the Ambassador Money Market Fund (previously filed as Exhibit (l) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

(l)(3)

Subscription Agreement relating to the Michigan Investment Trust (filed herewith)

(m)

Distribution Plan adopted pursuant to Rule 12b-1, relating to the Investor Shares class of the Ambassador Money Market Fund (previously filed as Exhibit (m) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(n)

Multiple Class Plan adopted pursuant to Rule 18f-3, relating to the Ambassador Money Market Fund (previously filed as Exhibit (n) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(o)

Not applicable

(p)

Code of Ethics (previously filed as Exhibit (p) to Post-Effective Amendment No. 11 to this Registration Statement, filed on March  10, 2006, and incorporated herein by reference)

Item 24.  Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 25.  Indemnification

The Declaration of Trust of Ambassador Funds (the “Trust”) provides that a Trustee, when acting in such capacity, shall not be personally liable to any person, other than the Trust or a shareholder to the extent provided in the Declaration of Trust (as described below), for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee.  The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust.  The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust and any person who is serving or has served at the Trust’s request as a director, officer, Trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Bylaws.

The exercise by the Trustees of their powers and discretions under the Declaration of Trust shall be binding upon everyone interested.  A Trustee shall be liable to the Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

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The Trust’s by-laws provide that, subject to the exceptions and limitation described below, every person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (collectively, an “agent”) shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

No indemnification shall be provided under the Trust’s by-laws to an agent:

(a)

who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or

(b)

with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i)

by the court or other body before which the proceeding was brought;

(ii)

by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)

by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Item 26.  Business and Other Connections of the Investment Adviser

Ambassador Capital Management, LLC (“ACM”) serves as investment adviser to the Money Market Fund.  ACM is registered as an investment adviser with the Securities and Exchange Commission.  ACM specializes in the management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations.  Set forth below are the names and principal businesses of the directors and executive officers of ACM.

4

Name of

Principal Business(es) During

Officers and Directors of ACM

at Least the Last Two Fiscal Years

Brian T. Jeffries

President since January 1998; Previously, Portfolio Manager and Partner, Munder Capital Management

Gregory A. Prost

Chief Investment Officer since January 2000; Previously, Senior Portfolio Manager and Partner, Munder Capital Management

Kathryn J. Nurre

Vice President and Senior Portfolio Manager since 1998; Director of Short Term Investments for Cranbrook Capital Management from 1994 to 1998.

Maria C. DeNicolo

Chief Compliance Officer of ACM since 2004.  Also employed as President, Fund Services Group, LLC, since 2003 and Secretary of Monetta Financial Services, Inc. from 1996 to present.

SBA Investment Advisers, Inc. (“SBA Advisers”) serves as investment adviser to the Michigan Investment Trust, Government Money Market Series.  SBA Advisers is registered as an investment adviser with the Securities and Exchange Commission.  Set forth below are the names and principal businesses of the directors and executive officers of SBA Advisers.

Name of Officers and

Principal Business(es) During

Directors of SBA Advisers

at Least the Last Two Fiscal Years

Bernard J. Courson

President of SBA Advisers since November 2005; also employed as a Managing Director of Stauder Barch & Associates, Inc., since September 2001.

Michael C. Kloack

Treasurer, Secretary and Chief Compliance Officer of SBA Advisers since November 2005; also employed as financial consultant and research analyst by Stauder Barch & Associates, Inc., since September 2001.

Item 27.  Principal Underwriters

Not applicable.

5

Item 28.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder which relate to the Money Market Fund and the Broadmarket Plus Fund are maintained at one of the following locations:

With respect to the

Ambassador Money Market Fund

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

(Investment Adviser)

Detroit, MI 48226

Fund Services Group, LLC

1776-A South Naperville Road

(Administrator and Fund

Suite 101

Accountant)

Wheaton, Illinois 60187

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

(Transfer Agent)

Milwaukee, Wisconsin 53202

U.S. Bank National Association

1555 Rivercenter Drive

(Custodian)

Milwaukee, Wisconsin 53212

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder which relate to the Michigan Investment Trust, Government Money Market Series, are maintained at one of the following locations:

With respect to the Michigan Investment

Trust, Government Money Market Series

SBA Investment Advisers, Inc.

3989 Research Park, Suite 102

(Investment Adviser)

Ann Arbor, MI 48108

Fund Services Group, LLC

1776-A South Naperville Road

(Administrator)

Suite 101

Wheaton, Illinois 60187

JPMorgan Chase Bank, N.A.

3 Chaser MetroTech Center

(Custodian)

Brooklyn New York 11245

J.P. Morgan Investor Services Co.

303 Broadway

(Transfer Agent and Fund Accountant)

Cincinnati, Ohio 45202

6

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

(Subadviser)

Detroit, Michigan 48226

BNY Investment Advisors

One Wall Street,

(Subadviser)

New York, New York 10286

Fifth Third Asset Management, Inc.

111 Lyon Street, NW

(Subadviser)

Grand Rapids, Michigan 49503

Victory Capital Management, Inc.

127 Public Square

(Subadviser)

Cleveland, Ohio 44114

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Detroit, State of Michigan, on October 31, 2007.

AMBASSADOR FUNDS

        /S/ BRIAN T. JEFFRIES

By: __________________________

Brian T. Jeffries, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacity shown below on October 31, 2007.

NAME

TITLE

/S/ BRIAN T. JEFFRIES__

Trustee and President

Brian T. Jeffries

(Principal Executive Officer)

/S/ LYNN H. WATERLOO

Treasurer

Lynn H. Waterloo

(Principal Financial and Accounting Officer)

*

Trustee

Nicholas J. DeGrazia

*

Trustee

Ronald E. Hall

*

Chairman and Trustee

Conrad W. Koski

/S/ GREGORY A. PROST

Vice President and Trustee

Gregory A. Prost

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.

By: _/S/ BRIAN T. JEFFRIES___

        Brian T. Jeffries, Attorney-In-Fact

8

EXHIBIT INDEX

(a)

Declaration of Trust of the Registrant (previously filed as Exhibit (a) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(b)

By-Laws of the Registrant (previously filed as Exhibit (b) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(c)

See Exhibits (a) and (b)

(d)(1)

Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Ambassador Money Market Fund (previously filed as Exhibit (d) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

 (d)(3)

Advisory Agreement between the Registrant and SBA Investment Advisers, Inc., relating to the Michigan Investment Trust (filed herewith)

(d)(4)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and BNY Investment Advisors, relating to the Michigan Investment Trust (previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 12 to this Registration Statement, filed on May 12, 2006, and incorporated herein by reference)

(d)(5)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Fifth Third Asset Management, Inc., relating to the Michigan Investment Trust (previously filed as Exhibit (d)(5) to Post-Effective Amendment No. 12 to this Registration Statement, filed on May 12, 2006, and incorporated herein by reference)

(d)(6)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Ambassador Capital Management, LLC, relating to the Michigan Investment Trust (previously filed as Exhibit (d)(6) to Post-Effective Amendment No. 13 to this Registration Statement, filed on November 29, 2006, and incorporated herein by reference)

(d)(7)

Subadvisory Agreement between the SBA Investment Advisers, Inc., and Victory Capital Management, Inc., relating to the Michigan Investment Trust (filed herewith)

(e)

Not applicable

(f)

Not applicable

(g)(1)(A)

Custody Agreement between the Registrant and U.S. Bank National Association relating to the Ambassador Money Market Fund and the Ambassador Broadmarket Plus Fund (previously filed as Exhibit (g) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(g)(1)(B)

First Amendment to Exhibit C to Custody Agreement between Registrant and U.S. Bank National Association (previously filed as Exhibit (g)(1)(B) to Post-Effective Amendment No. 9 to this Registration Statement, filed on October 28, 2005, and incorporated herein by reference)

(g)(2)

Domestic Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., relating to the Michigan Investment Trust (previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 13 to this Registration Statement, filed on November 29, 2006, and incorporated herein by reference)

9

(h)(1)(A)

Administration Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(1)(B) First Amendment to Exhibit A to Administration Agreement between the Registrant and Fund Services Group, LLC relating to the Ambassador Money Market Fund (filed herewith)

(h)(2)(A)

Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC relating to the Ambassador Money Market Fund and the Ambassador Broadmarket Plus Fund (previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(2)(B)

First Amendment to Exhibit A to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC relating to the Ambassador Money Market Fund (previously filed as Exhibit (h)(2)(B) to Post-Effective Amendment No. 7 to this Registration Statement, filed on July 15, 2005, and incorporated herein by reference)

(h)(3)(A)

Fund Accounting Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(3)(B)  First Amendment to Exhibit A to Fund Accounting Agreement between the Registrant and Fund Services Group, LLC relating to the Ambassador Money Market Fund (previously filed as Exhibit (h)(3)(B) to Post-Effective Amendment No. 13 to this Registration Statement, filed on November 29, 2006, and incorporated herein by reference)

(h)(4)

Mutual Fund Service Agreement between the Registrant and J.P. Morgan Investors Services Co., relating to the Michigan Investment Trust (previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 13 to this Registration Statement, filed on November 29, 2006, and incorporated herein by reference)

(i)

Opinion and Consent of Dykema Gossett PLLC as to legality of shares of the Ambassador Money Market Fund and the Michigan Investment Trust, Government Money Market Series being registered (filed herewith)

(j)(1)

Consent of KPMG, LLP – Ambassador Money Market Fund (filed herewith)

(j)(2)

Consent of KPMG, LLP – Michigan Investment Trust Government Money Market Fund Series (filed herewith)

(k)

Not applicable

(l)(1)

Subscription Agreement relating to the Ambassador Money Market Fund (previously filed as Exhibit (l) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

(l)(3)

Subscription Agreement relating to the Michigan Investment Trust (filed herewith)

10

(m)

Distribution Plan adopted pursuant to Rule 12b-1, relating to the Investor Shares class of the Ambassador Money Market Fund (previously filed as Exhibit (m) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(n)

Multiple Class Plan adopted pursuant to Rule 18f-3, relating to the Ambassador Money Market Fund (previously filed as Exhibit (n) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(o)

Not applicable

(p)

Code of Ethics (previously filed as Exhibit (p) to Post-Effective Amendment No. 11 to this Registration Statement, filed on March 10, 2006, and incorporated herein by reference)

11